UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-8061
                                   ---------------------------------------------
                               Diamond Hill Funds
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               (Exact name of registrant as specified in charter)

          375 North Front Street, Suite 300, Columbus, Ohio 43215
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          (Address of principal executive offices)             (Zip code)

     James F. Laird, 375 North Front Street, Suite 300, Columbus,  Ohio 43215
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (614) 255-3333
                                                    ----------------------------
Date of fiscal year end:      12/31
                         ---------------
Date of reporting period:     6/30/03
                          ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                                              ^
                                                              Diamond Hill Funds
                                                              ------------------

Semi-Annual Report | June 30, 2003 (Unaudited)

                                               Diamond Hill Focus Fund
                                             Diamond Hill Small Cap Fund
                                             Diamond Hill Large Cap Fund
                                          Diamond Hill Bank & Financial Fund
                                      Diamond Hill Short Term Fixed Income Fund
                                          Diamond Hill Strategic Income Fund

------------------------------
Not FDIC | o MAY LOSE VALUE
Insured  | o NO BANK GUARANTEE
------------------------------

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TABLE OF CONTENTS

Letter to Shareholders                                                         1

Mission Statement, Pledge & Fundamental Principles                             4

The Meaning of Risk                                                            5

Management Discussion of Fund Performance

        Diamond Hill Focus Fund                                                8

        Diamond Hill Small Cap Fund                                           10

        Diamond Hill Large Cap Fund                                           14

        Diamond Hill Bank & Financial Fund                                    16

        Diamond Hill Short Term Fixed Income Fund                             18

        Diamond Hill Strategic Income Fund                                    20

Financial Statements

        Schedules of Investments                                              22

        Statements of Assets and Liabilities                                  31

        Statements of Operations                                              32

        Statements of Changes in Net Assets                                   33

        Financial Highlights                                                  36

        Notes to Financial Statements                                         41


                              CAUTIONARY STATEMENT

At Diamond Hill, we pledge that, "we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust." Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are "forward looking statements" which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like "believe," "expect," "anticipate," or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise. This material must be preceded or accompanied by a Prospectus. Please read the Prospectus carefully for a discussion of fees, expenses, and risks. Current performance may be lower or higher than that quoted herein. You may obtain a current copy of the Prospectus or more current performance information by calling 1-888-226-5595 or at Diamond Hill's website (www.diamond-hill.com).

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LETTER TO SHAREHOLDERS

Dear Fellow Shareholder:

We are pleased to submit our 2003 Semi-Annual Report for the Diamond Hill Funds. As always, we appreciate the confidence that you have placed in us, and we assure you that we are constantly guided by our fiduciary duties to you.

The purpose of this Semi-Annual Report is to provide you with an overview of the previous six months in the financial markets and our mutual fund portfolios. On the following pages, you will find:

o       Our Mission Statement, Pledge and Fundamental Principles;

o       A commentary entitled "The Meaning of Risk";

o       A commentary on each fund by the respective portfolio manager; and

o A schedule of investments and financial statement for each fund.

The following table summarizes the performance of the Diamond Hill Funds Class A shares relative to their benchmarks for the first six months of 2003 and longer periods.

===================================================================================================================================
                                                                           Total Return
                                                       -----------------------------------------------------
                                                          Three        Six        One      Three        Five
                                                         Months     Months       Year      Years       Years
                                            6/30/03       Ended      Ended      Ended      Ended       Ended      Since   Inception
Fund Name                                       NAV     6/30/03    6/30/03    6/30/03  6/30/2003  12/31/2002  Inception        Date
                                                                                             (A)         (A)        (A)
===================================================================================================================================
Focus Fund (DIAMX)                           $10.57      19.44%     10.56%     -2.04%      2.43%          NA      2.43%     6/30/00
Russell 3000                                             16.25%     12.70%      0.76%    -10.46%                -10.46%
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund (DHSCX)                       $13.19      28.68%     17.14%      2.18%         NA          NA     12.69%    12/29/00
Russell 2000 Index                                       23.42%     17.88%     -1.64%                            -1.59%
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund (DHLAX)                       $ 8.79      17.20%     11.69%     -0.27%         NA          NA     -5.58%     6/29/01
Russell 1000 Index                                       15.74%     12.34%      0.95%                            -8.93%
-----------------------------------------------------------------------------------------------------------------------------------
Bank & Financial Fund (BANCX)                $15.70      18.05%     15.19%     10.11%     28.03%       7.09%     11.95%      8/1/97
S&P Supercomposite Financials(B)                         18.25%     12.28%      0.18%      3.53%       0.96%      4.48%
NASDAQ Bank Index                                        13.50%     11.51%      4.69%     20.75%       5.37%      8.55%
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Fixed Income Fund (DHFAX)         $10.05       0.34%      1.14%      3.77%        NA          NA       3.77%     6/28/02
Merrill Lynch 1-3 Yr Corp Govt Bond Index                 1.10%      1.98%      5.63%                             5.63%
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund (DSIAX)                $11.28       8.04%     13.10%        NA         NA          NA      18.17%     9/30/02
Merrill Lynch Domestic Master Index                       2.53%      3.95%                                        5.60%
===================================================================================================================================

Source: Diamond Hill Funds, Bloomberg LP and Frank Russell Company.

Returns are shown without sales charges but include all other expenses. STANDARDIZED PERFORMANCE FOR EACH FUND IS SHOWN IN EACH FUND'S MANAGEMENT DISCUSSION OF FUND PERFORMANCE ON PAGES 8 THROUGH 20.

(A) Annualized if longer than one year. The Strategic Income Fund has been in existance less than a year, thus its return since inception is not annualized.
(B) Returns for the S&P Supercomposite Financials are price change only before November 29, 2001 and total return thereafter.

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Diamond Hill Funds Semi-Annual Report June 30, 2003                       Page 1

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EQUITY FUNDS

Each of our equity funds achieved solid absolute performance in the first half of the year. The Diamond Hill Bank & Financial Fund continued to exceed its benchmark significantly. The Diamond Hill Focus, Small Cap, and Large Cap Funds trailed their respective benchmarks, but none by a discouraging margin. However, in examining performance since inception, each Fund has outperformed its respective benchmark.

We rarely have a strong opinion about stock market returns in the next six months or year (though we are often asked and sometimes hazard a guess), and we are suspect of anyone who voices a fervent opinion on the matter. In our annual report, we included an essay entitled History, Probability & Statistics, and the Financial Markets in which we stated "in other than extreme conditions, chance variation plays too great a role on the ultimate outcome of any short-term market forecast for us to feel very confident in it." We professed that if someone were to offer us greater than 5:1 odds to bet that the stock market would have a negative return in 2003, we would accept because we'd believe such odds are too long. While this bet would be "underwater" at mid-year, it may be forgotten that in early March, the S&P 500 was down over 8.5%. Investor sentiment drives prices in the short term. While it is entirely predictable that investors will vacillate between greed and fear, the sequence in which this will occur is not.

Not only is the future direction of the market hard to predict, it can be just as difficult to properly assign the causes for why the stock market reacted a certain way in the recent past. The reasons most often cited for the continuing slump early in the year were uncertainty concerning the looming war with Iraq, the performance of the economy, and additional corporate malfeasance. Obviously, investor sentiment staged a dramatic turnaround in the second quarter. Less obvious is whether the "facts" supporting renewed optimism (Saddam Hussein's apparent loss of power, signs of a strengthening economy, the passage of a tax bill in some ways favorable to investor interests, etc.) warrant the stock price increases. For example, while Saddam no longer holds power and the Iraqi army failed to launch a vigorous defense, has the root instability of the region been resolved?

When talking to clients and prospects during our initial days with Diamond Hill in mid-2000, we expressed our opinion that while we were confident we would add value over the market index over the next several years (several percentage points per annum), we were much less confident that they would care. In essence, we were suggesting that investors should expect to earn very modest returns from equities as an asset class. To clarify, we were referring to average equity returns over the next decade given the mid-2000 starting point, which paradoxically can be easier to predict than shorter-term market returns. Why did we offer an opinion if we are reluctant to prognosticate about the "market"? The first reason was an attempt to lower expectations (often a worthy effort in a variety of situations) after a period where investors had become accustomed to returns we strongly believed unsustainable. Secondly, we felt a sense of complacency among investors that owning an index fund was "safe". Finally as time marched on and tech and telecom imploded, we encountered investors who exhibited a "deer-in-the-headlights" mentality, believing these formerly favored areas would come back because...because they always have in the past.

While equity indices have indeed produced modest (to be very charitable) returns, it's very satisfying that we also might have said, "While we are confident that index returns will be paltry and risks are high, you should not necessarily care." Over the last three years, our returns have ranged from extraordinary compounding in the Bank Fund to healthy compounding in the Small Cap Fund to reasonable capital preservation in the Focus Fund to modest losses in the Large Cap Fund. We are not so naive as to ignore the possibility the market environment could explain a large part of our returns in the future, but we believe the past results are a testament to the value investing approach. We want to reiterate that the primary way we will add value to your portfolio is through fundamental analysis with adherence to the three principles of Benjamin
Graham:  (1) owning a stock represents partial ownership in the entire business;
(2) "Mr. Market" is there to serve you; (3) always require a margin of safety.

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Page 2                       Diamond Hill Funds Semi-Annual Report June 30, 2003

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FIXED INCOME FUNDS

Kent Rinker, our fixed income manager, was especially eager last summer to start the Diamond Hill Strategic Income Fund. At that time, yield spreads between U.S. Treasury securities and other debt instruments were very wide by historic standards. The Fund was started in time to take advantage of the opportunities seen then, and has delivered excellent returns in the past nine months. Last fall, we felt opportunities were plentiful, and the difficulty lie in choosing among them. Yield spreads have since contracted considerably, primarily due to yields on corporate debt falling (prices increasing) rather than yields on government bonds increasing. Now, with our outlook for neither inflation nor corporate profits being commensurately rosier, we have to dig deeper to find compelling investments.

Absolute return opportunities in the short-term fixed income area are greatly limited by the unprecedented low yields on short-term U.S. Treasuries. The Diamond Hill Short Term Fixed Income Fund has kept a short duration and still achieved its stated goal. In some circles, it has become de rigueur to chide investors who have staked funds in short-term income securities, as though it is an incredible insight to point out that earning 1-2% per annum is not a path to riches. For most people, preserving capital is never as exciting as growing it. Nevertheless, there are often times when it is just as important. We believe there is a substantial chance interest rates will increase, and sometimes the circumstances favor playing good defense and waiting to play offense, at full strength, another day.

PATIENCE AND THE INVESTOR

We've heard that the secret to being a good leader is to have great followers. While the analogy may be inexact, we believe to be a good money manager it is enormously helpful to have great shareholders. Undoubtedly, there could and will be periods when:

     a) Our portfolios, while selling below what they are worth, become even "cheaper" as the discrepancy between market price and intrinsic value widens.

     b) Our portfolios perform well on an absolute basis, but fare poorly on a relative basis as "irrational exuberance" carries some market segment to preposterous valuations (think back to 1998-99 for how this could conceivably happen).

     c) Our portfolios have plain stunk because we have made investment mistakes, generally from misjudging either the economics of the business or the people running it.

NOTE WELL: the period in which we PAY for a mistake (in the form of a lower stock price) will not necessarily coincide with the period in which we MADE the mistake; alternatively, periods in which we are REWARDED for exceptional work will not necessarily coincide with the period we DID the work (purchased at far below intrinsic value).

The only rational way to deal with a) and b) is to have patience, a virtue easier to preach than to practice, both for the manager and the shareholder. The onus to combat c) lies entirely on us. Hopefully, our mistakes will be few enough in number and small enough in severity that they do not impede our ability to compound your capital so that you can meet your financial objectives. As each quarter passes, our performance history becomes a bit longer, allowing more "tangible" evidence concerning the efficacy of our investment approach and its execution. Still, the past is past and what matters is how we perform in the future. We are also aware that a shareholder's individual performance might differ markedly from the "since inception" results of the various Funds due to different start dates and contribution and redemption patterns. We have been fortunate to have great shareholders, and we thank you for your continued support and interest.

/s/ Ric                                 /s/ Tom

R. H. Dillon, CFA                       Thomas P. Schindler, CFA
Chief Investment Officer of             Portfolio Manager
Diamond Hill Capital Management,
Advisor to the Diamond Hill Funds

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Diamond Hill Funds Semi-Annual Report June 30, 2003                       Page 3

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MISSION STATEMENT, PLEDGE
AND FUNDAMENTAL PRINCIPLES

THE MISSION OF DIAMOND HILL IS TO ACHIEVE SUPERIOR INVESTMENT PERFORMANCE AND PROVIDE EXCEPTIONAL SERVICE TO OUR CLIENTS.

Consistent with our mission, we make the following pledge to all of our clients:

OUR INVESTMENT DISCIPLINE is to assess the economics of the underlying business, its management, and the price that must be paid to own a piece of it. We seek to concentrate our investments in businesses that are available at prices below intrinsic value and are managed or controlled by trustworthy and capable people. Benjamin Graham pioneered this discipline during the 1930's and many others have practiced it with great success ever since, most notably Warren Buffett.

WE WILL COMMUNICATE with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.

OUR INVESTMENT TEAM WILL BE COMPRISED OF PEOPLE WITH INTEGRITY, sound experience and education, in combination with a strong work ethic and independence of thought. Especially important is that each associate possesses the highest level of character, business ethics and professionalism.

OUR EMPLOYEES WILL ENJOY A WORKING ENVIRONMENT that supports professional and personal growth initiatives, thereby maximizing employee satisfaction while enhancing the productivity of the firm and the experience of our clients.

WE WILL INVEST THE CAPITAL THAT YOU ENTRUST TO US WITH THE SAME CARE THAT WE INVEST OUR OWN CAPITAL. To this end, Diamond Hill equity analysts and portfolio managers will commit all of their investments in marketable equities (other than Diamond Hill Investment Group, Inc. stock) to the same portfolios in which our clients invest.

Our FUNDAMENTAL PRINCIPLES are as follows:

     o EVERY SHARE OF STOCK HAS AN INTRINSIC VALUE that is independent of its current stock market price. We believe that we can determine a reasonable approximation of that intrinsic value in some cases. At any point in time, the stock market price may be either significantly higher or lower than intrinsic value.

     o OVER SHORT PERIODS OF TIME, as evidenced by extreme stock market volatility, THE STOCK MARKET PRICE IS HEAVILY INFLUENCED BY THE EMOTIONS OF MARKET PARTICIPANTS, which are far more difficult to predict than intrinsic value. While stock market prices may experience extreme fluctuations on a particular day, we believe intrinsic value is far less volatile.

     o OVER SUFFICIENTLY LONG PERIODS OF TIME, five years and longer, THE STOCK MARKET PRICE TENDS TO REVERT TO INTRINSIC VALUE.

     o WE CONCENTRATE OUR INVESTMENTS IN BUSINESSES WHOSE PER SHARE INTRINSIC VALUE IS LIKELY TO GROW. To achieve this, we assess the underlying economics of the businesses in which we invest and the industries and markets in which they participate. We seek to invest in businesses that possess a competitive advantage and significant growth prospects as well as outstanding managers and employees.

     o WE ONLY INVEST IN A BUSINESS WHEN THE STOCK MARKET PRICE IS LOWER THAN OUR CONSERVATIVE ASSESSMENT OF PER SHARE INTRINSIC VALUE. In addition, every business in which we invest is "handicapped" by its price. While we would prefer to own only great businesses with superior managers, there are very few businesses that satisfy those criteria and additionally are available at attractive prices. As a result, we may invest in less attractive businesses at more than attractive prices. Depending on the price that we pay, our returns from less than ideal businesses may be even better than our returns from ideal businesses.

     o IN ESTIMATING INTRINSIC VALUE, WE ATTEMPT TO ADOPT AN INTERDISCIPLINARY APPROACH. Not only do we perform financial modeling including discounted cash flow, private market value, and leveraged buyout analyses, we draw from other areas we believe are relevant to our investment decision-making. These include economics, statistics and probability theory, politics, psychology, and consumer behavior. In short, we do not want to exclude from our thinking anything that can help us forecast future cash flows, our most important as well as difficult job.

     o WE INTEND TO ACHIEVE OUR RETURN FROM BOTH THE CLOSING OF THE GAP BETWEEN OUR PURCHASE PRICE AND INTRINSIC VALUE AND THE GROWTH IN PER SHARE INTRINSIC VALUE.

     o WE DO NOT DEFINE RISK BY PRICE VOLATILITY. We define risk as the possibility that we are unable to obtain the return of the capital that we invest as well as a reasonable return on that capital when we need the capital for other purposes. If you will need the capital that you entrust to us in less than five years, then you should not invest that capital in the stock market.

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Page 4                       Diamond Hill Funds Semi-Annual Report June 30, 2003

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THE MEANING OF RISK

Webster's dictionary defines risk as the possibility of suffering harm or loss. While Webster's is not infallible, we believe this definition is reasonably close to a common sense definition of the term. Thus, financial risk is the possibility the money (or at least enough of it) is not there when you need it. This is different from the academic finance definition in which risk is defined as the volatility of returns of one stock or portfolio as compared to a larger universe of stocks. The following is not meant to be a treatise on the topic, as entire books can be and have been written on the subject. It is meant to illustrate a few of the important ways we think about the risks in your portfolio, how our thoughts differ from some conventional views, and perhaps most importantly addresses our expectations (or more specifically, our lack thereof) about the future volatility of portfolios we manage.

For a businessperson, the word "risk" usually requires an adjective to specify which type of risk is being considered. For instance, when a banker makes a loan, the primary concern is whether the borrower will pay back principal and interest (with the rate of interest set to compensate for the pure time value of money, expected inflation, and an appropriate premium reflecting the probability the borrower may default). Also of concern is the collateral that serves to limit loan losses should the borrower default. These considerations are termed credit risk. Furthermore, the banker often holds a portfolio of loans with fixed long-term rates, while the funding for these loans is typically short-term in nature. Thus, there is exposure to interest rate risk should short-term rates rise significantly. At other times, the banker may have bought a pool of loans, determining the price by making certain assumptions about the credit quality as well as the duration of the portfolio. Should interest rates fall significantly, the portfolio's value could be subject to prepayment risk. Not surprisingly, the banker will often attempt to mitigate certain risks by entering into derivative contracts. However, it is very hard if not impossible to be completely hedged. It is difficult to control one variable without affecting another. For instance, in hedging interest rate risk, it is very likely the banker has introduced counterparty risk, the possibility that the other party to the derivative transaction will be unable to perform its obligation. Other businesses have different risks, and a businessperson often must choose which risks are acceptable and those that are unacceptable. When we analyze a company, we want to understand to the best of our ability the various risks to which our business is exposed, and how management deals with them.

In contrast, academicians have sought a single statistic to measure risk that encompasses all the myriad risks a businessperson would consider. Using past price data, the standard deviation of returns is calculated in the belief that this reflects the risk that was taken, and presumably is reflective of the risk that exists in the future. The theory that is proposed about why all this makes sense ties in with the efficient market hypothesis. Supposedly, "rational profit maximizers" quickly impound new information into stock prices such that, at any point in time, the market price is the single best estimate of the value of an enterprise. Because news, by definition, arrives randomly, stock prices will follow a "random walk" and the price movements effected by the rational trading on news will reflect the inherent risk. Logician and philosopher Bertrand Russell once said, "It has been said that man is a rational animal. All my life I have been searching for evidence which could support this." Like Russell, our observations of human behavior (including our own upon self reflection) indicate that while humans would like to maximize their wealth, the assumptions they are always informed and rational recalls the saying, "Grant me three assumptions and I'll prove to you the moon is made of bleu cheese."

Modern portfolio theory (MPT) does not stop with applying standard deviation to a single stock. MPT contends what matters is not the volatility of any single stock, but also how each stock correlates with others. If the correlation is less than perfect, investors can eliminate stock specific risk by holding a diversified portfolio, leaving only "market risk". Taking the argument to its logical conclusion, MPT contends that investors should combine a portfolio consisting of all risky assets with a risk-free asset according to their own tolerance for risk. Einstein said, "While all models are wrong, some are useful." In our opinion, the academic model for risk certainly qualifies for the former, but not the latter. Furthermore, we believe the cause for this error in human judgment is man-with-hammer syndrome, "To a man with a hammer, every problem looks like a nail." Having acquired the mathematical skills necessary to perform such statistical analyses, it feels a shame not to use them, irrespective of the utility.

We realize discussions of modern portfolio theory and standard deviation might seem esoteric. Before moving to how some of this affects how we "manage risk" in your portfolio, I'd like to relate an experience of mine. A human resource professor gave our class a list of fifteen everyday items such as a bottle of water, a mirror, a whistle, etc. and asked us to individually rank each item in order of importance if we were stranded in the desert. The class was then divided into groups of five, told to first discuss each item, then as a group, re-rank the list. After all groups had done so, we compared individual and group rankings to a list prepared by Joe Outdoorsman (not his actual name), a survival expert. The point of the experiment was to examine whether group discussion and decision-making would improve a desired end result, in this case the chance for survival. As I recall, this was the outcome in our class (and I'm confident it is in a great many cases, otherwise human resource professors wouldn't still be doing it). Each group list was "better" than the average of the individual member lists in that group and in some groups may have even been better than all the individual member lists, a fairly eye-opening result. While the intention was to examine organizational behavior in management, it could easily

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                       Page 5
be relevant to the stock market as well. It describes how a group (stock market participants interacting to find the "correct" price) might come to a better decision than the average of the individual members in the group. The stock market is competitive-investors seek new information that might provide an edge-and the experiment certainly seems to lend empirical support to why markets are often relatively efficient.

But I could not help wondering: What if the survival expert himself had been in our class. Would he have been able to persuade the other members of his group of his expertise? Would his list have been "dumbed down" by compromising with other group members? What if there had been no "expert" to consult? What if two "experts" had been consulted, and their rank orders differed significantly (the expert's order was not based on any immutable laws of the universe; rather, it involved subjective judgments such as whether a mirror would be more helpful in signaling help than a bottle of water would help stave off dehydration)? The important question in market efficiency is not whether it is sometimes efficient, but whether it is always efficient. If you have expertise superior to the market (either current knowledge or a more accurate prediction of the future), there is no reason to need an opinion poll to judge a correct course of action.

We'll try to relate some of these concepts to how we've managed your portfolio. When we originally bought PacifiCare in the Focus Fund in November 2000, we viewed it as a risky situation. After reporting a severe earnings shortfall, the stock price had dropped to under $11 per share from over $60 per share months before. Here lies the seductiveness of measuring risk by stock price volatility. Volatility sometimes appears to be a reasonable proxy for risk. A news announcement occurred, and investors clearly were reacting and attempting to impound the information in the price. The open question is whether the new price was a correct assessment, an overreaction, or perhaps even an underreaction. A momentum investor would sell the stock immediately, regardless of price, assuming the market gets these things right. A value investor assumes nothing. There is an unknown probability that the downside risk is just as great at $11 per share as it was at $60 per share: 100%. The challenge is to decide whether an approximate value of the business, given the present facts and assumptions about the future, can be ascertained. We felt there was considerable business risk, as management did not appear to have a complete handle on its medical costs, a dangerous position for a HMO transitioning from capitated contracts, and maturing debt created some liquidity concerns. These judgments were made in a manner as divorced as possible from the stock price action. If we had no idea what the business might be worth, we simply would have passed. In this case, with the aid of a contact closely following the industry, we concluded that weighted for (subjective) probabilities, the potential reward exceeded the downside risk substantially. We wouldn't have had a clue what the future volatility of the stock price might be. If we were forced to guess, we probably would have assumed it would continue to be quite volatile.

PacifiCare's stock price recovered into the high 30's and we sold some of our position. Of course, we may have been more in harm's way than we realized, but it is impossible to prove either in the positive or negative. Moving forward in time, PacifiCare's stock once again (more gradually this time) declined to about $15 per share. Emulating Charles Darwin, we sought information that would contradict our belief PacifiCare was still worth at least $30 per share. We were unable to find anything of substantive concern, and in fact the liquidity concerns had lessened and profitability appeared to be improving. If asked why PacifiCare had traded lower, our most honest response would have been "you'd have to ask the people involved in the transactions how each arrived at the price." This is impractical of course, but if sellers were asked, I'm confident many of the reasons offered would have put a lot of arrows in the quiver of Bertrand Russell. Importantly, this illustrates how the academic definition of risk produces absurdities. Had PacifiCare just continued at $30 a share, academic definitions would have seen it as less risky at $30 than it is for the knowledgeable buyer who could now own it at $15!

A more recent purchase is Johnson and Johnson. It appears to possess low business risk (although there are many examples of great companies that don't stay great, evoking the question of whether they were truly great in the first place), has a AAA balance sheet, and a price we believe is below its value. Yet, if you were to measure the historical beta (how the stock price has moved relative to the market), J&J has probably exhibited no less risk than the average company. If we had to guess volatility going forward, we suppose it would be less volatile than average. However, given we believe it is worth more than the current price, should we be surprised if it suddenly became volatile to the upside (which is also counted in academic notion of risk)? At any point in time, we might own a portfolio whose characteristics more closely resemble PacifiCare, Johnson & Johnson, or most likely something in the middle. What matters most is valuing businesses well enough that averaged out, we should produce attractive returns. If done well, this is the best protection against your financial risk.

--------------------------------------------------------------------------------
Page 6                       Diamond Hill Funds Semi-Annual Report June 30, 2003

--------------------------------------------------------------------------------

Several implications follow from the above discussion:

IMPLICATION #1: It is dangerous to assume that results achieved under one set of circumstances in the past have any bearing on future results, especially if given a different set of circumstances. Sometimes the past should be a very good indicator of the future. In other cases, there is likely reason to believe the future will look nothing like the past. One must figure out the important factors to consider when assigning ex ante (before the fact) probabilities.

IMPLICATION #2: Diversification is necessary, but the required amount depends on the certainty (properly assigned) you have regarding an investment and on its relative superiority to the next available alternatives. It might appear, then, that we are in partial agreement with modern portfolio theory on diversification. Alas, we believe it is more akin to a patient for whom the prescribed medicine is working even though the diagnosis is completely wrong. If we found an opportunity we felt was a near certainty, and that opportunity stood out as dramatically better than any other with which we were aware, we would want to be decidedly non-diversified. In practice, there are degrees of certainty, and it will not be often that we think we have found a Michael Jordan lay-up when everything else appears to be a full court heave.

IMPLICATION #3: Risk is inextricably linked to your time horizon. Short-term price movements are not predictable. However, for the buyer of a business whose intrinsic value far exceeds the purchase price, the underlying economics of the business will be the ultimate arbiter of value. As Benjamin Graham famously said, "In the short term the market is a voting machine; in the long term it is a weighing machine."

(There are financial economists who have argued time diversification is fallacious. Relying on a few assumptions (the accuracy or relevance of which we would question), it can be shown mathematically that "risk" actually increases over time because the dispersion of possible terminal wealth diverges from the expected terminal wealth as the investment horizon expands. This is beyond the scope of this piece, but those interested should feel free to contact us for more information.)

IMPLICATION #4: When evaluating prospective managers, it is most productive to spend time thinking about whether they have the ability to value businesses and judge managements, the temperament to think independently, remain open-minded enough to recognize new information and reconsider original hypotheses, especially when the new information is discordant, the integrity to truly act as a fiduciary, and are free of conflicts of interest. Less useful is applying arcane formulae to past pricing data in an ex post (after the fact) attempt to measure "risk".

IMPLICATION #5: In the business world, exact probabilities of future events are not given; thus, be wary of those who try to measure it with great precision. While it is not necessary or even possible to come up with exact figures, thinking in terms of general probabilities and the potential downside is very likely the most effective way to "manage risk". Business risk (the certainty of the cash flows produced by the underlying business), mismanagement (a sound business is operated poorly, capital is allocated foolishly, or the business rewards are "skimmed off the top" and not channeled to owners), financial risk (how the business is financed and whether an exogenous shock could put the equity holder in jeopardy), and liquidity risk (the ability to convert the investment to cash) are the primary risks to consider. In addition, the purchase price must be sensible to avoid valuation risk. YEARS OF ECONOMIC PROGRESS CAN GO UNREWARDED FOR AN INVESTOR PAYING TOO HIGH AN INITIAL PRICE FOR EVEN A GREAT BUSINESS.

IMPLICATION #6: Volatility in your portfolio can provide a test of mettle. We hope to pass these tests. It is sometimes uncomfortable to have a former fellow shareholder sell out at a price that is not consonant with what you believe it is worth (especially when your cost basis is significantly higher). If someone does not know the business well, it is understandable they might wonder what the seller knows that he does not. But as Benjamin Graham stated, "You are neither right nor wrong because the crowd disagrees with you. You are right because your data and reasoning are right." Some people seem to like to look back at portfolio returns and examine how they bounced around in an effort to see what risk was taken. What risk the portfolio did take is likely an entirely different, unknowable question. We recognize this view might be considered unconventional. Still, we believe the operative phrase is "it's alright to look foolish, as long as you aren't being foolish."

/s/ Tom

Thomas P. Schindler, CFA

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                       Page 7

--------------------------------------------------------------------------------

DIAMOND HILL FOCUS FUND

================================================================================
PERFORMANCE UPDATE
--------------------------------------------------------------------------------
RESULTS (CLASS A) SINCE INCEPTION*
                                                                           Since
                                                   Six Months            6/30/00
                                                Ended 6/30/03          Inception
--------------------------------------------------------------------------------
Diamond Hill Focus Fund (DIAMX)                        10.56%              2.43%
--------------------------------------------------------------------------------
Russell 3000                                           12.70%            -10.46%
--------------------------------------------------------------------------------
* Returns shown are total returns. The Fund return excludes any sales charges but includes all other expenses. Standardized returns are disclosed on the following page. Results longer than one year are annualized.

================================================================================
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

[PHOTO]
R.H. Dillon, CFA
Co-Portfolio Manager

[PHOTO]
Charles S. Bath, CFA
Co-Portfolio Manager

Thank you for your interest in the Diamond Hill Focus Fund. This letter will provide a brief update on the Fund for the first half of 2003 and some thoughts looking forward.

On an absolute basis, the six-month return was excellent. However, the return trailed the benchmarks. This is due to the fact that the fund has short positions that participated in (a few of which led) the strong market, thus partially offsetting the gains from the long positions. Last summer when we instituted shorting, we knew that there would be periods when the strategy would negatively impact returns, but that over long periods we expected shorting to enhance returns. We continue to believe that this will be the case, and thus maintain short positions.

PacificCare Health System was the standout performer in the fund, appreciating 75% in the first half of 2003. Importantly, we believe the fundamentals and the valuation are still compelling, and thus we have yet to sell any shares, despite the stock now representing 10.5% of the portfolio.

Valero Energy was sold in March at a price of slightly north of $40 per share. The company had announced a significant share offering which we viewed as economically dilutive, and while we liked the company's management and businesses, the estimated dilution removed the attraction of the stock at the price at which we sold.

We want to thank the shareholders of the Diamond Hill Focus Fund. We enjoy the opportunity to manage your portfolio and look forward to working with you in the future.

/s/ Ric                       /s/ Chuck

R. H. Dillon, CFA             Charles S. Bath, CFA
Portfolio Manager             Portfolio Manager

--------------------------------------------------------------------------------
Page 8                       Diamond Hill Funds Semi-Annual Report June 30, 2003

--------------------------------------------------------------------------------

================================================================================
GROWTH OF $10,000
--------------------------------------------------------------------------------

Comparison of the Change in Value of a $10,000 Investment in the Diamond Hill Focus - Class A(A) and the Russell 3000 Index

--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

                                                  6-30-2003
                                                  ---------
Diamond Hill Focus Fund - Class A                 $
Russell 3000 Index                                $

                     ---------------------------------------
                        Diamond Hill Focus Fund - Class A
                         Average Annual Total Return (B)

                     Six Months Ended    Since Inception (C)
                           4.24%                0.43%
                     ---------------------------------------
--------------------------------------------------------------------------------

(A) The chart above represents the performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes.

(B) The average annual total returns shown above are adjusted for maximum applicable sales charge of 5.75%.

(C) Class A and Class C shares commenced operations on June 30, 2000 and February 13, 2001, respectively.

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                       Page 9

--------------------------------------------------------------------------------

DIAMOND HILL SMALL CAP FUND
================================================================================
PERFORMANCE UPDATE
--------------------------------------------------------------------------------
RESULTS (CLASS A) SINCE INCEPTION*
                                                                           Since
                                                   Six Months           12/29/00
                                                Ended 6/30/03          Inception
--------------------------------------------------------------------------------
Diamond Hill Small Cap Fund (DHSCX)                    17.14%             12.69%
--------------------------------------------------------------------------------
Russell 2000                                           17.88%             -1.59%
--------------------------------------------------------------------------------
* Returns shown are total returns. The Fund return excludes any sales charges but includes all other expenses. Standardized returns are disclosed on the following page. Results longer than one year are annualized.

================================================================================
PORTFOLIO COMMENTARY

[PHOTO]
R.H. Dillon, CFA
Co-Portfolio Manager

[PHOTO]
Thomas P. Schindler, CFA
Co-Portfolio Manager

Thank you for your interest in the Diamond Hill Small Cap Fund.

Mutual fund shareholders could be excused if they sometimes think money managers are an odd lot. For instance, at the end of 2002, it was not uncommon for a manager whose fund had posted losses in the year to sound content, so long as the fund lost less than the market average. Cynically, one might assume it simply reflects that the manager's bonus was based on exceeding the benchmark (good old self-interest). Still, there are some logical reasons for the manager to be satisfied with which the shareholder can identify. The first possibility is that the decline in stock prices has allowed the manager to find some mouth-watering opportunities, and the manager is excited about prospective future returns. More likely, it is the knowledge that there will inevitably be tough market environments. If the manager can preserve most of the capital in difficult environments and earn attractive returns in others, the end result is likely to be satisfactory. As the Wall Street saying goes, "It's not how much you make, but how much you make and keep."

In the first half of 2003, small capitalization stocks are once again significantly outperforming their larger brethren. This was also the case in 2001 and narrowly the case in 2002. We are not surprised this has happened, as we have consistently believed valuations have been more attractive in smaller capitalization companies. While in general we still believe this is the case, much of the valuation gap has closed. For this pattern to continue, more so than at any time in the past three years, we believe it is incumbent on small cap stocks to increase earnings faster than large cap stocks.

There were at least a dozen stocks with significant positive contributions to Fund performance in the first half and relatively few setbacks. PacifiCare, which is now the largest holding in the Fund, appreciated 75%. Old Dominion Freight Lines, United Auto Group, Centex (sold in May), Polaris (sold in June), and others produced solid operating results and stock prices that followed. TriZetto and Greenbrier exhibited evidence that their businesses are returning to profitability, and the stock prices appreciated handsomely. Our preferred holding period is many years, but we are always comparing price and value. We rarely have a strong expectation about whether something might work out this month, this year, or in five years as the timing of many things in the past has surprised us. Frequently, then, it is market prices that dictate our course of action.

--------------------------------------------------------------------------------
Page 10                      Diamond Hill Funds Semi-Annual Report June 30, 2003

--------------------------------------------------------------------------------

POLARIS INDUSTRIES

We bought Polaris, primarily an all terrain vehicle and snow mobile maker, in the Fund in early March at $46 per share. The company has an enviable track record of compounding earnings and is a market share leader in some segments. In early June, we sold the stock at $64 per share. We are not apologizing for a 40% gain in such a short period of time but we are cognizant that sometimes when you buy is as important as what you buy in the short term. Richard Feynman, the Nobel physicist is often quoted as saying "the first principle is you must not fool yourself, and you are the easiest person to fool." We happened to have bought Polaris near the lows this year, but at a price we felt had very little downside. Still, there were other stocks in the portfolio that had similar appreciation from March to June, but the effect was merely to return the price to our original cost. We had no imminent concerns about Polaris, just that we were much less certain at $64. In hindsight, it might have been a mistake to sell Polaris as it has since reported continued impressive earnings. Sometimes, however, on the present facts, we must make judgment calls.

DELUXE AND CPI

The recent tax rate reduction on dividends put this corporate finance decision in the limelight once again. We won't go into an involved dividend theory discussion here, but we want to comment on a quote we read from a money manger. He averred that he hated dividends and went so far as to say they are an admission of management failure. The element of truth to this statement is that if a business can be found that generates free cash and can reinvest significant amounts back in the business at a high rate of return, shareholders should prefer that the company not pay a dividend. These are often the very best companies, and it can make perfect sense to pay a seemingly high price for such a company. However, like odds at the racetrack, price is the great handicapper. Second, competition is alive and well, so care must be taken to judge whether the high rates of return available on reinvestment will last.

The troubling aspect to the statement is that when dividends are viewed as dumb, it encourages a well-meaning but misguided management to do dumb things. I once read an account of a man whose family owned and operated a newspaper in the South. When asked the secret to his success, the man flatly replied, "monopoly and nepotism." Such candor and modesty is exceedingly rare in a public company management, but is nevertheless a trait we greatly admire when we find it. We will never give management a failing grade if they make an honest evaluation of their reinvestment opportunities and conclude they should return capital to us. We feel comfortable we can equate a company with attractive reinvestment opportunities to one without by comparing the market price we must pay to the value we believe we receive. We would prefer to own great businesses with significant reinvestment opportunities at attractive prices, because of efficiency in both taxes and our own learning curve. Lacking an abundance of these ideas, however, we will not pass up opportunities we feel are attractive merely because the business doesn't appear to come with a high "growth" expectation attached to it.

Deluxe, a personal and business check printer, was just such a case. We bought Deluxe at the inception of the Fund, at about $21 per share and an indicated dividend yield of 6.5-7%. Furthermore, the free cash yield appeared to us to be about 10-11%, so management was reinvesting some capital back into the business. Granted, top line growth opportunities appeared fairly limited. Still, on very modest revenue growth, the company increased earnings 9% in 2001 and 22% in 2002 through margin improvement. When we sold the stock at $42 in April, not only had we received $3.70 per share in dividends, but with modest multiple expansion from 9 to 12 on a higher earnings base, the stock price had doubled as well.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 11

--------------------------------------------------------------------------------

CPI Corp., the operator of Sears Portrait Studios, has required more patience but we believe possesses some of the same characteristics. As an aside, we are often asked how we generate investment ideas. Sometimes we get the impression that the questioner wants to be let in on the exotic secrets of the lair of the money manager. The boring but simple answer is we read and observe. In the case of CPI, we had read a money manager elaborate his investment thesis for CPI in Outstanding Investor Digest several years ago. The company had gone through ups and downs since, but when we bought in early 2001, the price was similar if not lower than four years before, and the same basic investment premise seemed intact. There has been no revenue growth in the past several years, but we believe CPI can generate at least $12 million in free cash (though we might be in error), which is $1.50 per share with 8 million shares outstanding. The company currently pays out $4.5 million per year, or $.56 per share equating to a 3% yield at current prices. If some combination of top line growth or margin expansion occurs, we believe CPI should be worth in excess of $23 per share compared to about $17 today.

Again, thank you for your investment in the Diamond Hill Small Cap Fund. We hope to continue to earn your trust.

/s/ Ric                       /s/ Tom

R. H. Dillon, CFA             Thomas P. Schindler, CFA
Portfolio Manager             Portfolio Manager

--------------------------------------------------------------------------------
Page 12                      Diamond Hill Funds Semi-Annual Report June 30, 2003

--------------------------------------------------------------------------------

================================================================================
GROWTH OF $10,000
--------------------------------------------------------------------------------

Comparison of the Change in Value of a $10,000 Investment in the Diamond Hill Small Cap - Class A(A) and the Russell 2000 Index

--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

                                                  6-30-2003
                                                  ---------
Diamond Hill Small Cap Fund - Class A             $
Russell 2000                                      $

                     ---------------------------------------
                      Diamond Hill Small Cap Fund - Class A
                         Average Annual Total Return (B)

                     Six Months Ended    Since Inception (C)
                          10.38%                10.06%
                     ---------------------------------------
--------------------------------------------------------------------------------

(A) The chart above represents the performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes.

(B) The average annual total returns shown above are adjusted for maximum applicable sales charge of 5.75%.

(C) Class A and Class C shares commenced operations on December 29, 2000 and February 20, 2001, respectively.

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 13

--------------------------------------------------------------------------------

DIAMOND HILL LARGE CAP FUND

================================================================================
PERFORMANCE UPDATE
--------------------------------------------------------------------------------
RESULTS (CLASS A) SINCE INCEPTION*
                                                                           Since
                                                   Six Months            6/29/01
                                                Ended 6/30/03          Inception
--------------------------------------------------------------------------------
Diamond Hill Large Cap Fund (DHLAX)                    11.69%             -5.58%
--------------------------------------------------------------------------------
Russell 1000                                           12.34%             -8.93%
--------------------------------------------------------------------------------
* Returns shown are total returns. The Fund return excludes any sales charges but includes all other expenses. Standardized returns are disclosed on the following page. Results longer than one year are annualized.

================================================================================
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

[PHOTO]
Charles S. Bath, CFA
Portfolio Manager

The Diamond Hill Large Cap Fund had a solid first half of 2003, appreciating 11.69% for the trailing six months. However, this trailed the Russell 1000 index return of 12.34% during the same period. This was an unusual period as investors began the year uneasy regarding economic recovery and the war in Iraq. However, as concerns about the war abated and the economy showed signs of strengthening, the market responded by appreciating considerably in the second quarter.

The market recovery was led by the NASDAQ index, which returned 21.82% during the first six months of 2003. This index is dominated by telecommunication and technology stocks, which have proven to be very volatile in the past few years. It is my opinion that there are few attractive investment opportunities in the technology sector. I believe the outlook for these companies is murky, yet the valuations in the sector remain very high. Therefore, the Diamond Hill Large Cap Fund portfolio has very little exposure to the technology sector. While this has hurt the relative performance thus far in 2003, I believe it will eventually prove wise. The risks are too great for the potential returns available in this area of the market.

Several investments performed very well in the first half of 2003, helping the performance of the portfolio. PacifiCare, bought in April in the Fund, has appreciated considerably from the purchase price, as it appears the company is in the early stages of a significant profitability turnaround. The management of this company is relatively new, but seem to be having an impact. I have monitored this situation for quite some time but only became interested when it appeared the turnaround would be successful. Thus far, the company, management, and the stock price are all performing well.

One stock we recently sold was Centex. The shares of this homebuilder have been quite strong as the earnings in this cycle have been better than expected. However, they are in a cyclical business and it is important to be very valuation conscious in the homebuilding sector. The stock appreciated considerably in the first half until our target price was achieved and the shares were sold. We paid an average of $45 per share for this stock and sold it at an average of $69.

I want to thank the shareholders of the Diamond Hill Large Cap Fund. I enjoy the opportunity to manage your portfolio and look forward to working with you in the future.

/s/ Chuck

Charles S. Bath, CFA
Managing Director - Equities
and Portfolio Manager

--------------------------------------------------------------------------------
Page 14                      Diamond Hill Funds Semi-Annual Report June 30, 2003

--------------------------------------------------------------------------------

================================================================================
GROWTH OF $10,000
--------------------------------------------------------------------------------

Comparison of the Change in Value of a $10,000 Investment in the Diamond Hill Large Cap - Class A(A), the Russell 1000 Index and the S&P 500 Index

--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

                                                  6-30-2003
                                                  ---------
Diamond Hill Large Cap Fund - Class A             $
Russell 1000 Index                                $

                     ---------------------------------------
                        Diamond Hill Large Cap - Class A
                         Average Annual Total Return (B)

                     Six Months Ended    Since Inception (C)
                           5.27%               -8.33%
                     ---------------------------------------
--------------------------------------------------------------------------------

(A) The chart above represents the performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes.

(B) The average annual total returns shown above are adjusted for maximum applicable sales charge of 5.75%.

(C) Class A and Class C shares commenced operations on June 29, 2001 and September 25, 2001, respectively.

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective September 23, 2002, the Fund began to use the Russell 1000 Index as the benchmark for the Fund. The Adviser believes that the Russell 1000 Index more accurately reflects the composition of the Fund than the S&P 500 Index.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 15

--------------------------------------------------------------------------------

DIAMOND HILL BANK & FINANCIAL FUND

================================================================================
PERFORMANCE UPDATE
--------------------------------------------------------------------------------
RESULTS (CLASS A) SINCE INCEPTION*
                                                                           Since
                                                   Six Months             8/1/97
                                                Ended 6/30/03          Inception
--------------------------------------------------------------------------------
Diamond Hill Bank & Financial Fund (BANCX)             15.19%             11.95%
--------------------------------------------------------------------------------
S&P Supercomposite 1500 Financial Index                12.28%              4.48%
--------------------------------------------------------------------------------
NASDAQ Bank Index                                      11.51%              8.55%
--------------------------------------------------------------------------------
* Returns shown are total returns. The Fund return excludes any sales charges but includes all other expenses. Standardized returns are disclosed on the following page. Results longer than one year are annualized.

================================================================================
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

[PHOTO]
Christopher M. Bingaman, CFA
Portfolio Manager

Thank you for your interest in the Diamond Hill Bank & Financial Fund.

After a very difficult start to the year, the first half of 2003 turned out to be a strong period for the U.S. equity markets. The first quarter of the year was marked by continued pessimism (and generally lower stock prices) as world geo-political events and continued worry over the economic outlook weighed on the markets. However in mid-March, as the war in Iraq began, the market started to look past the near term challenges and rallied sharply through the end of June. The financial services sector continued to perform relatively well during the market rally and the Diamond Hill Bank & Financial Fund clearly benefited. The fund posted a total return of 15.19% for the six months ended June 30, 2003. This compares to total returns of 12.28% for the S&P 1500 Financials and 11.50% for the NASDAQ Bank Index over the same time period.

The top three performers during the first half of the year were Westpac Banking, First Essex Bancorp and Countrywide Financial. These three investments returned 45%, 43%, and 35%, respectively. Westpac is an Australian based banking company (the only non-U.S. holding in the fund) that has benefited from continued solid fundamental performance in its home market. The strong performance of First Essex was due to their announcement in June of a definitive agreement to merge with Sovereign Bancorp. And Countrywide Financial again posted very strong business results within the very robust mortgage banking market. The poorest performers during the first half were the GSE's (Fannie Mae and Freddie Mac). Both companies are now dealing with a variety of problems including accounting restatements as well as potential regulatory changes (due to the these potentially dramatic changes we reduced the fund's exposure to these two companies during the second quarter and sold our entire Fannie Mae position subsequent to quarter end). We elected to divest six entire positions from the fund during the first half of 2003: Bank of America, Pacific Capital, Business Bancorp, Fleet Boston, Columbia Bancorp and Keycorp. BofA, Pacific Capital and Business Bancorp were sold primarily for valuation reasons, while Fleet, Columbia and Keycorp were sold due to a combination of concerns over fundamental issues as well as valuation.

As always, we are assessing the long-term fundamental outlook of current and prospective holdings along with the price of an ownership stake in these businesses. Finally, we continue to be mindful of realizing taxable gains especially in light of the recent changes in capital gains tax rates. The disparity in tax rates between long-term and short-term gains has grown even wider and we are therefore somewhat more reluctant to realize substantial short-term gains in the fund.

Thank you again for your continued support of the Diamond Hill Bank & Financial Fund.

/s/ Chris

Christopher M. Bingaman, CFA
Portfolio Manager

--------------------------------------------------------------------------------
Page 16                      Diamond Hill Funds Semi-Annual Report June 30, 2003

--------------------------------------------------------------------------------

================================================================================
GROWTH OF $10,000
--------------------------------------------------------------------------------

Comparison of the Change in Value of a $10,000 Investment in the Diamond Hill Bank & Financial - Class A(A), the S&P 1500 Supercomposite Financial Index and the NASDAQ Bank Index

--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

                                                  6-30-2003
                                                  ---------
Diamond Hill Bank & Financial  Fund - Class A     $
S&P 1500 Supercomposite Financial Index           $
NASDAQ Bank Index                                 $

                     ---------------------------------------
                  Diamond Hill Bank & Financial Fund - Class A
                         Average Annual Total Return (B)

                     Six Months Ended    Since Inception (C)
                           8.58%                10.84%
                     ---------------------------------------
--------------------------------------------------------------------------------

(A) The chart above represents the performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes.

(B) The average annual total returns shown above are adjusted for maximum applicable sales charge of 5.75%.

(C) Class A and Class C shares commenced operations on August 1, 1997 and June 3, 1999, respectively.

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 17

--------------------------------------------------------------------------------

DIAMOND HILL SHORT TERM FIXED INCOME FUND

================================================================================
PERFORMANCE UPDATE
--------------------------------------------------------------------------------
RESULTS (CLASS A) SINCE INCEPTION*
                                                           Since
                                                      Six Months         6/28/02
                                                   Ended 6/30/03       Inception
--------------------------------------------------------------------------------
Diamond Hill Short Term Fixed Income Fund (DHFAX)          1.14%           3.77%
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Corporate/Government Bond Index     1.98%           5.63%
--------------------------------------------------------------------------------
* Returns shown are total returns. The Fund return excludes any sales charges but includes all other expenses. Standardized returns are disclosed on the following page. Results longer than one year are annualized.

================================================================================
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

[PHOTO]
Kent K. Rinker
Portfolio Manager

We started the Diamond Hill Short Term Fixed Income Fund on June 28, 2002, with the objective of providing an annual return of 3.5% to 4.0%, while keeping our duration within 2 years, thereby maintaining a relatively stable valuation. For the 12 months, ending June 30, 2003, this fund's total return was 3.75%, and we were able to maintain an average duration of less than 2 years, for the better part of this time horizon. This allowed our Net Asset Value to fluctuate very little during the past 12 months.

Our strategy, for the past 6 months, was somewhat changed from the first six months, when our performance was affected by our decision to invest in short-term corporate bonds and mortgage-backed securities. Still seeing little value in U.S. Treasury securities, we continued to avoid that portion of the market. However, due to the continued acceleration in mortgage prepayments, we chose to not add to our mortgage asset class and, instead, invested cash flow in callable agency securities. We were able to maintain credit quality, and, at the same time, achieve our yield objectives with these short-term securities.

The corporate bond market continued to perform very well during the first half of this year. While U.S. Treasury rates have declined throughout the past six months, in most cases, corporate yields have declined to a greater extent. We are now at a crossroads for the interest rate markets. The Federal Reserve has been very concerned about possible deflation in our economy, and as a consequence, they have lowered borrowing rates to the lowest levels that we have seen in almost 50 years. It would appear that the Fed is bound and determined to drive growth in our economy and avoid a deflationary cycle. In their most recent report, a fair interpretation of their message was that inflation would be preferable to our current "no growth" environment. Therefore, the fixed income market is now assuming that the Federal Reserve will err on the side of too much of an easy policy for too long of a time period. That translates into very low short-term rates for a long while.

With current interest rates as low as 1% in the maturity range that we invest, while difficult, we will continue to seek above average yields for current income. At the same time, we will strive for preservation of capital, in what should ultimately be a rising interest rate environment.

/s/ Kent

Kent K. Rinker
Portfolio Manager

--------------------------------------------------------------------------------
Page 18                      Diamond Hill Funds Semi-Annual Report June 30, 2003

--------------------------------------------------------------------------------

================================================================================
GROWTH OF $10,000
--------------------------------------------------------------------------------

Comparison of the Change in Value of a $10,000 Investment in the Diamond Hill Short Term Fixed Income - Class A(A) and the Merrill Lynch 1-3 Year U.S. Corporate & Government Index

--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

                                                  6-30-2003
                                                  ---------
Diamond Hill Short Term Fixed Income - Class A    $
Merrill Lynch 1-3 Year U.S. Corporate &
  Government Index                                $

                     ---------------------------------------
                 Diamond Hill Short Term Fixed Income - Class A
                         Average Annual Total Return (B)

                     Six Months Ended    Since Inception (C)
                           -1.69%                0.94%
                     ---------------------------------------
--------------------------------------------------------------------------------

(A) The chart above represents the performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes.

(B) The average annual total returns shown above are adjusted for maximum applicable sales charge of 2.75%.

(C)  Class A and Class I shares commenced operations on June 28, 2002.

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 19

--------------------------------------------------------------------------------

DIAMOND HILL STRATEGIC INCOME FUND
================================================================================
PERFORMANCE UPDATE
--------------------------------------------------------------------------------
RESULTS (CLASS A) SINCE INCEPTION*
                                                                           Since
                                                   Six Months            9/30/02
                                                Ended 6/30/03          Inception
--------------------------------------------------------------------------------
Diamond Hill Strategic Income Fund (DSIAX)             13.10%             18.17%
--------------------------------------------------------------------------------
Merrill Lynch Domestic Master Index                     3.95%              5.60%
--------------------------------------------------------------------------------
* Returns shown are total returns. The Fund return excludes any sales charges but includes all other expenses. Standardized returns are disclosed on the following page. Results longer than one year are annualized.

================================================================================
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

[PHOTO]
Kent K. Rinker
Portfolio Manager

In retrospect, our decision to start the Diamond Hill Strategic Income Fund at the beginning of the fourth quarter of 2002 was fortuitous indeed. The background for this fund was based upon our perceived need for a fixed income investment vehicle, which would provide a relatively high current income, by investing in a variety of asset classes, which are known for their cash flow characteristics. For the last nine months, the markets we have chosen to participate in have all performed very well.

The total return for the Fund for the past six months was 13.10% and the total return for the nine months since inception was 18.18%. While we have the flexibility to invest in mortgage-backed securities and U.S. Government and agency securities, we have chosen to avoid those markets for the time being. Corporate bonds, preferred securities, real estate investment trusts, closed end funds and some master limited partnerships have all been much more attractive to us. There have been a number of factors that have caused these asset classes to perform so well. In general, because yields on U.S. Government securities have declined to such low levels, it has forced investors to look at non-U.S. Treasury securities. This has occurred at a time when corporations are de-leveraging their balance sheets, corporate obligation default rates are improving, and the Federal Reserve has provided a tremendous amount of liquidity to the system.

The two principal risks of the Fund are credit risk - the risk that the borrowers will be unable to make the timely payment of their obligations - and interest rate risk - the risk that the value of existing securities will decline as interest rates rise. While we have been concerned that interest rates would begin to rise, we believed that the compensation (in the form of higher yields) for bearing credit risk was particularly attractive. Since the low in mid-June, the yield on the 10-year Treasury has increased from 3.08% to 3.54% on June 30 and over 4.00% as we write this letter. Over that period of time, the Fund has had a slightly positive total return while the 10-year Treasury has declined by almost 7.00%. While this period of time is admittedly very short, we are pleased that the interest rate risk has been offset by the attractive compensation for bearing credit risk as well as the 20% of the portfolio that offers both current income and the opportunity for growth (e.g., real estate investment trust, common stocks, master limited partnerships).

In sum, the fixed income markets have validated our belief that investing in a diversified portfolio of assets with high cash flows would be an attractive alternative to investing in equities and other low yielding asset classes. Because our economic environment is still one of relatively low growth, coupled with low inflation and moderate corporate borrowing needs, we believe that we are still well positioned with our current investment strategy. We look forward to growing the Fund by providing a competitive yield to investors, whose goals are defined by the intermediate-term time frame.

/s/ Kent

Kent K. Rinker
Portfolio Manager

--------------------------------------------------------------------------------
Page 20                      Diamond Hill Funds Semi-Annual Report June 30, 2003

--------------------------------------------------------------------------------

================================================================================
GROWTH OF $10,000
--------------------------------------------------------------------------------

Comparison of the Change in Value of a $10,000 Investment in the Diamond Hill Strategic Income - Class A(A) and the Merrill Lynch Domestic Master Index

--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

                                                  6-30-2003
                                                  ---------
Diamond Hill Strategic Income - Class A           $
Merrill Lynch Domestic Master Index               $

                     ---------------------------------------
                     Diamond Hill Strategic Income - Class A
                         Average Annual Total Return (B)

                     Six Months Ended    Since Inception (C)
                           2.89%                12.55%
                     ---------------------------------------
--------------------------------------------------------------------------------

(A) The chart above represents the performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Class A and Class C shares commenced operations on September 30, 2002.

(B) The average annual total returns shown above are adjusted for maximum applicable sales charge of 4.75%.

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 21

                            DIAMOND HILL FOCUS FUND
                            Schedule of Investments
                           June 30, 2003 (Unaudited)

                                                        Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS - 89.5%
BANKING - 6.5%
U.S. Bancorp                                            28,000     $    686,000
Wells Fargo & Co.                                        5,700          287,280
--------------------------------------------------------------------------------
                                                                        973,280
--------------------------------------------------------------------------------

BROADCASTING & PUBLISHING - 3.7%
Belo (A.H.) Corp. - Class A                             25,000          559,000
--------------------------------------------------------------------------------

COMMERCIAL & CONSUMER SERVICES - 8.1%
CPI Corp.                                               30,700          541,855
Danielson Holding Corp.*                                90,157          144,251
Viad Corp.                                              24,000          537,360
--------------------------------------------------------------------------------
                                                                      1,223,466
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & PROCESSING - 3.1%
Sungard Data Systems, Inc.*                             18,000          466,380
--------------------------------------------------------------------------------

CONSUMER NON-DURABLES - 2.4%
Fortune Brands, Inc.                                     7,000          365,400
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING - 3.2%
Trinity Industries, Inc.                                26,100          483,111
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT - INSTRUMENTS - 1.4%
Maxwell Technologies, Inc.*                             35,750          205,920
--------------------------------------------------------------------------------

FINANCE - MTGE. LOAN/BANKER - 4.8%
Countrywide Financial Corp.                              5,300          368,721
Fannie Mae                                               5,200          350,688
--------------------------------------------------------------------------------
                                                                        719,409
--------------------------------------------------------------------------------

HOUSEHOLD APPLIANCES - 8.1%
The Black & Decker Corp.                                15,000          651,750
Maytag Corp.                                            23,000          561,660
--------------------------------------------------------------------------------
                                                                      1,213,410
--------------------------------------------------------------------------------

INSURANCE - 4.3%
Allstate                                                18,250          650,613
--------------------------------------------------------------------------------

IT CONSULTING - 1.5%
Gartner, Inc.*                                          29,000          219,820
--------------------------------------------------------------------------------

LEISURE-RECREATION - 4.7%
Brunswick Corp.                                         28,000          700,560
--------------------------------------------------------------------------------

MEDIA - 3.0%
ValueVision International, Inc. - Class A*              33,000     $    449,790
--------------------------------------------------------------------------------

MEDICAL - HMO - 10.0%
PacifiCare Health Systems, Inc.*                        30,000        1,479,900
--------------------------------------------------------------------------------

OIL & GAS - EXPLORATION - 5.7%
Cimarex Energy Co.*                                     35,900          852,625
--------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS - 4.6%
Meadwestvaco Corp.                                      15,700          387,790
Weyerhaeuser Co.                                         5,500          297,000
--------------------------------------------------------------------------------
                                                                        684,790
--------------------------------------------------------------------------------

PHARMACEUTICALS - 2.4%
Merck & Co., Inc.                                        6,000          363,300
--------------------------------------------------------------------------------

RETAIL - GIFT/NOVELTY - 3.9%
American Greetings Corp. - Class A*                     30,000          589,200
--------------------------------------------------------------------------------

SECURITY PRODUCTS & SERVICES - 2.3%
The Brink's Co.                                         23,975          349,316
--------------------------------------------------------------------------------

TRAVEL SERVICES - 5.9%
ResortQuest Internationsl, Inc.*                       200,000          882,000
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 13,431,290
--------------------------------------------------------------------------------

CASH EQUIVALENTS - 6.4%

First American Prime Obligation                        240,435          240,435
First American Treasury                                726,151          726,151
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS                                             $    966,586
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 95.9%
(Amortized Cost $13,339,975)                                       $ 14,397,876

SEGREGATED CASH WITH BROKERS - 23.4%                               $  3,515,462

SECURITIES SOLD SHORT - (25.2%)
(Proceeds $3,349,307)                                                (3,777,754)

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%                            882,552

--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $ 15,018,136
--------------------------------------------------------------------------------

* Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Page 22                      Diamond Hill Funds Semi-Annual Report June 30, 2003

                            DIAMOND HILL FOCUS FUND
                       Schedule of Securities Sold Short
                           June 30, 2003 (Unaudited)

                                                        Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS - 21.5%
APPAREL RETAILERS - 1.0%
The Gap, Inc.                                            8,400     $    157,584
--------------------------------------------------------------------------------

BEVERAGES - 1.2%
Pepsi Bottling Group, Inc.                               9,000          180,180
--------------------------------------------------------------------------------

COMPUTERS & INFORMATION - 2.8%
Dell Computer Corp.*                                     7,000          223,720
EMC Corp.*                                               7,000           73,290
Siebel Systems, Inc.                                     3,000           28,620
Sun Microsystems                                        20,000           92,000
--------------------------------------------------------------------------------
                                                                        417,630
--------------------------------------------------------------------------------

DELIVERY SERVICES - 1.7%
United Parcel Service, Inc.                              4,000          254,800
--------------------------------------------------------------------------------

DEPARTMENT STORES - 1.4%
Kohl's Corp.*                                            4,000          205,520
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING - 0.8%
General Electric Co.                                     4,000          114,720
--------------------------------------------------------------------------------

FOOD/BEVERAGES - 2.6%
Kraft Foods, Inc.                                        7,300          237,615
Panera Bread Co.*                                        4,000          160,000
--------------------------------------------------------------------------------
                                                                        397,615
--------------------------------------------------------------------------------

INTERNET SERVICES - 3.7%
Amazon.com, Inc.*                                        8,000          291,920
Yahoo!, Inc.*                                            8,000          262,080
--------------------------------------------------------------------------------
                                                                        554,000
--------------------------------------------------------------------------------

MOTORCYCLE MANUFACTURES - 0.8%
HarleyDavidson, Inc.                                     3,000          119,580
--------------------------------------------------------------------------------

NETWORKING PRODUCTS - 5.5%
Cisco Systems*                                          16,000          267,040
Juniper Networks, Inc.                                  45,000          556,650
--------------------------------------------------------------------------------
                                                                        823,690
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS SOLD SHORT                                        3,225,319
--------------------------------------------------------------------------------

MUTUAL FUND - 3.7%
SEMICONDUCTORS - 3.7%
Semiconductor HOLDRs Trust                              19,500     $    552,435
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES SOLD SHORT - 25.2%
(Proceeds $3,349,307)                                              $  3,777,754
--------------------------------------------------------------------------------

* Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 23

                          DIAMOND HILL SMALL CAP FUND
                            Schedule of Investments
                           June 30, 2003 (Unaudited)

                                                        Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS - 95.5%
AEROSPACE/DEFENSE - 0.6%
SIFCO Industries, Inc.*                                 40,000     $     80,400
--------------------------------------------------------------------------------

AIRLINES - 1.6%
Mesaba Holdings, Inc.*                                  34,400          212,248
--------------------------------------------------------------------------------

AUTOMOTIVE DEALERS - 2.6%
United Auto Group, Inc.*                                15,800          344,124
--------------------------------------------------------------------------------

BANKS - 7.5%
1st Source Corp.                                        17,600          326,656
Pacific Union Bank*                                     22,919          306,885
Quaker City Bancorp, Inc.                                8,750          359,188
--------------------------------------------------------------------------------
                                                                        992,729
--------------------------------------------------------------------------------

BROADCASTING & PUBLISHING - 2.9%
Belo Corp.                                              17,000          380,120
--------------------------------------------------------------------------------

COMMERCIAL & CONSUMER SERVICES - 6.8%
CPI Corp.                                               21,600          381,240
H&R Block, Inc.                                          3,900          168,675
Viad Corp.                                              15,000          335,850
--------------------------------------------------------------------------------
                                                                        885,765
--------------------------------------------------------------------------------

COMMOD. CHEMICALS - 1.1%
American Pacific Corp.*                                 19,500          145,860
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING - 3.7%
Lancaster Colony Corp.                                   3,100          119,846
Trinity Industries, Inc.                                20,000          370,200
--------------------------------------------------------------------------------
                                                                        490,046
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT - INSTRUMENTS - 1.4%
Maxwell Technologies, Inc.*                             32,400          186,624
--------------------------------------------------------------------------------

FOOD - 1.7%
Del Monte Foods Co.*                                    25,000          221,000
--------------------------------------------------------------------------------

HEALTH CARE PRODUCTS & SERVICES - 4.2%
The TriZetto Group, Inc.*                               90,500          546,620
--------------------------------------------------------------------------------

HOUSEHOLD APPLIANCES - 4.9%
Black & Decker Corp.                                     7,200          312,840
Maytag Corp.                                            13,550          330,891
--------------------------------------------------------------------------------
                                                                        643,731
--------------------------------------------------------------------------------

INDUSTRIAL MACHINERY - 1.6%
Kaydon Corp.*                                           10,400     $    216,320
--------------------------------------------------------------------------------

INDUSTRIAL PACKAGING SERVICES - 1.1%
Greif, Inc.                                              5,500          138,875
--------------------------------------------------------------------------------

INSURANCE - 0.8%
Danielson Holding Corp.*                                62,900          100,640
--------------------------------------------------------------------------------

INTERNET SERVICES - 1.5%
Interland, Inc.*                                       196,137          192,214
--------------------------------------------------------------------------------

IT CONSULTING - 2.2%
Gartner, Inc. - Class A*                                38,100          288,798
--------------------------------------------------------------------------------

LEISURE - RECREATION - 2.4%
Brunswick Corp.                                         12,750          319,005
--------------------------------------------------------------------------------

LONG TERM CARE CENTERS - 2.3%
Manor Care, Inc.                                        12,000          300,120
--------------------------------------------------------------------------------

MEDICAL - HMO - 7.1%
PacifiCare Health Systems, Inc.*                        19,000          937,270
--------------------------------------------------------------------------------

MEDICAL SUPPLIES - 1.6%
Natus Medical, Inc.*                                    45,050          204,932
--------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT - 3.9%
LodgeNet Entertainment Corp.*                           46,417          508,266
--------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION - 3.9%
Cimarex Energy, Co.*                                    21,550          511,813
--------------------------------------------------------------------------------

PAPER PRODUCTS - 3.2%
Buckeye Technologies, Inc.*                             61,000          414,800
--------------------------------------------------------------------------------

RETAIL - APPAREL - 1.4%
Cato Corp.                                               8,800          185,504
--------------------------------------------------------------------------------

RETAIL - CATALOGUE & HOME SHOPPING - 4.7%
Summit America Television*                             123,500          356,915
ValueVision Media, Inc. - Class A*                      19,000          258,970
--------------------------------------------------------------------------------
                                                                        615,885
--------------------------------------------------------------------------------

RETAIL - GIFTWARE - 4.5%
American Greetings Corp. - Class A*                     30,300          595,092
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Page 24                      Diamond Hill Funds Semi-Annual Report June 30, 2003

                          DIAMOND HILL SMALL CAP FUND
                       Schedule of Investments (Continued)
                           June 30, 2003 (Unaudited)

                                                        Shares         Value
--------------------------------------------------------------------------------

SECURITY PRODUCTS & SERVICES - 2.6%
The Brink's Co.                                         23,000     $    335,110
--------------------------------------------------------------------------------

TRAVEL SERVICES - 6.7%
ResortQuest International, Inc.*                       200,000          882,000
--------------------------------------------------------------------------------

TRUCK/TRANSPORTATION LEASING - 3.7%
The Greenbrier Companies, Inc.                          45,000          488,250
--------------------------------------------------------------------------------

TRUCKING - 1.3%
Old Dominion Freight Line, Inc.*                         7,650          165,393
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 12,529,554
--------------------------------------------------------------------------------

CASH EQUIVALENTS - 9.5%
First American Prime Obligation                        583,413          583,413
First American Treasury                                664,910          664,910
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS                                             $  1,248,323
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 105.0%
(Amortized Cost $12,390,781)                                       $ 13,777,877

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0%)                         (662,081)

--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $ 13,115,796
--------------------------------------------------------------------------------

* Non-income producing security.

See accompanying notes to financial statements.

                          DIAMOND HILL LARGE CAP FUND
                            Schedule of Investments
                           June 30, 2003 (Unaudited)

                                                        Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS - 94.3%
APPLIANCES - 2.6%
Maytag Corp.                                             5,000     $    122,100
--------------------------------------------------------------------------------

BANKING - 8.8%
U.S. Bancorp                                             8,000          195,999
Wells Fargo & Co.                                        1,400           70,560
Westpac Banking Corp. - ADR                              2,800          153,104
--------------------------------------------------------------------------------
                                                                        419,663
--------------------------------------------------------------------------------

BUILDING MATERIALS - 2.0%
Masco Corp.                                              4,000           95,400
Capital Goods - 3.6%
Eaton Corp.                                              1,200           94,332
Parker Hannifin Corp.                                    1,750           73,483
--------------------------------------------------------------------------------
                                                                        167,815
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 1.6%
Viad Corp.                                               3,400           76,126
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES - 2.1%
SunGard Data Systems, Inc.*                              3,800           98,458
--------------------------------------------------------------------------------

CONSUMER NON-DURABLES - 5.4%
Fortune Brands, Inc.                                     2,600          135,720
Kimberly-Clark Corp.*                                    2,300          119,922
--------------------------------------------------------------------------------
                                                                        255,642
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING - 3.0%
Trinity Industries, Inc.*                                7,500          138,825
--------------------------------------------------------------------------------

FINANCE - 3.4%
Federal National Mortgage Association                    2,400          161,856
--------------------------------------------------------------------------------

FINANCIAL SERVICES - 3.4%
Comerica, Inc.                                           1,800           83,700
Countrywide Financial Corp.                              1,100           76,527
--------------------------------------------------------------------------------
                                                                        160,227
--------------------------------------------------------------------------------

FOREST PRODUCTS - 5.9%
Meadwestvaco Corp.                                       5,700          140,790
Weyerhaeuser Co.                                         2,500          135,000
--------------------------------------------------------------------------------
                                                                        275,790
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS - 4.9%
Pacificare Health Systems, Inc.                          4,700          231,851
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 25

                          DIAMOND HILL LARGE CAP FUND
                      Schedule of Investments (Continued)
                           June 30, 2003 (Unaudited)

                                                        Shares         Value
--------------------------------------------------------------------------------

INSURANCE - 4.0%
Allstate Corp.                                           5,300     $    188,945
--------------------------------------------------------------------------------

LEISURE-RECREATION - 3.3%
Brunswick Corp.                                          6,150          153,873
--------------------------------------------------------------------------------

MANUFACTURING - 2.8%
Black & Decker Corp.                                     3,010          130,785
--------------------------------------------------------------------------------

MATERIALS & SERVICES - 4.0%
Ecolab, Inc.                                             3,000           76,800
Pall Corp.                                               4,850          109,125
--------------------------------------------------------------------------------
                                                                        185,925
--------------------------------------------------------------------------------

MEDICAL SERVICES - 1.9%
Manor Care, Inc.                                         3,500           87,535
--------------------------------------------------------------------------------

MULTIMEDIA - 2.4%
Belo (A.H.) Corp. - Class A                              5,000          111,800
--------------------------------------------------------------------------------

OIL/GAS - 8.0%
Anadarko Petroleum Corp.                                 2,500          111,175
ConocoPhillips                                           2,700          147,960
Devon Energy Corp.                                       2,200          117,480
--------------------------------------------------------------------------------
                                                                        376,615
--------------------------------------------------------------------------------

PAPER MILLS - 2.5%
Bowater, Inc.                                            3,100          116,095
--------------------------------------------------------------------------------

PHARMACEUTICAL PREPARATIONS - 1.7%
Pfizer, Inc.*                                            2,400           81,960
--------------------------------------------------------------------------------

PHARMACEUTICALS - 2.6%
Merck & Co., Inc.                                        2,000          121,100
--------------------------------------------------------------------------------

RETAIL - GIFT/NOVELTY - 4.4%
American Greetings Corp. - Class A*                     10,600          208,184
--------------------------------------------------------------------------------

RETAIL - GROCERY STORES - 0.7%
Kroger Co.*                                              2,100           35,028
--------------------------------------------------------------------------------

SECURITY PRODUCTS & SERVICES - 1.0%
The Brink's Co.                                          3,200           46,624
--------------------------------------------------------------------------------

TRANSPORTATION - 1.7%
Norfolk Southern Corp.                                   4,100           78,720
--------------------------------------------------------------------------------

UTILITIES - 6.5%
American Electric Power*                                 4,500     $    134,235
Dominion Resources, Inc.                                 1,400           89,978
Duke Energy                                              4,000           79,800
--------------------------------------------------------------------------------
                                                                        304,013
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                   4,430,955
--------------------------------------------------------------------------------

CASH EQUIVALENTS - 12.7%
First American Prime Obligation                        361,071          361,071
First American Treasury                                235,625          235,625
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS                                             $    596,696
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 107.0%
(Amortized Cost $4,547,430)                                        $  5,027,651

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.0%)                         (328,209)

--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $  4,699,442
--------------------------------------------------------------------------------

* Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Page 26                      Diamond Hill Funds Semi-Annual Report June 30, 2003

                       DIAMOND HILL BANK & FINANCIAL FUND
                            Schedule of Investments
                           June 30, 2003 (Unaudited)

                                                        Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS - 86.2%
BANKING - 22.5%
Citigroup, Inc.                                          8,300     $    355,240
Comerica, Inc.                                           3,500          162,750
First Republic Bank*                                    13,100          348,460
Mellon Financial Corp.                                   9,000          249,750
St. Francis Capital Corp.                                8,000          232,560
U.S. Bancorp                                            22,000          539,000
Wells Fargo Co.                                          7,900          398,160
--------------------------------------------------------------------------------
                                                                      2,285,920
--------------------------------------------------------------------------------

COMMERCIAL BANKS, NEC - 2.7%
Westpac Banking Corp. - ADR                              5,000          273,400
--------------------------------------------------------------------------------

FINANCIAL SERVICES - 17.3%
Countrywide Financial Corp.                              8,000          556,560
Federal Home Loan Mortgage Corp.                         4,000          203,080
Federal National Mortgage Association                    6,500          438,360
Merrill Lynch & Co., Inc.                                4,300          200,724
PNC Financial Services Group                             7,500          366,075
--------------------------------------------------------------------------------
                                                                      1,764,799
--------------------------------------------------------------------------------

INSURANCE - 5.6%
Allstate Corp.                                          16,000          570,400
--------------------------------------------------------------------------------

NATIONAL COMMERCIAL BANKS - 5.6%
CCBT Financial Companies, Inc.                           8,600          205,454
First National Lincoln Corp.                             3,000          117,000
Greater Bay Bancorp                                     12,000          245,040
--------------------------------------------------------------------------------
                                                                        567,494
--------------------------------------------------------------------------------

SAVINGS INSTITUTION, FEDERALLY CHARTERED - 7.6%
Charter One Financial, Inc.                             12,175          379,617
Quaker City Bancorp, Inc.*                               9,502          390,057
--------------------------------------------------------------------------------
                                                                        769,674
--------------------------------------------------------------------------------

STATE COMMERCIAL BANKS - 21.3%
1st Source Corp.                                        20,000          371,200
Capital Corp. of the West*                              12,653          320,880
Corus Bankshares, Inc.                                   7,000          339,010
First Essex Bancorp, Inc.                                6,500          306,410
First State Bancorp                                     14,100          387,891
Pacific Union Bank*                                     33,328          446,262
--------------------------------------------------------------------------------
                                                                      2,171,653
--------------------------------------------------------------------------------


SVGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 3.6%
ITLA Capital Corp.*                                      9,175          370,945
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $  8,774,285
--------------------------------------------------------------------------------

CASH EQUIVALENTS - 14.5%
First American Prime Obligation                        963,539          963,539
First American Treasury                                509,843          509,843
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS                                             $  1,473,382
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.7%
(Amortized Cost $8,506,159)                                        $ 10,247,667

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)                          (74,986)

--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $ 10,172,681
--------------------------------------------------------------------------------

* Non-income producing Security.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 27

                   DIAMOND HILL SHORT TERM FIXED INCOME FUND
                            Schedule of Investments
                           June 30, 2003 (Unaudited)

                                                     Par Value         Value
--------------------------------------------------------------------------------

CORPORATE BONDS - 54.3%
CONSUMER, CYCLICAL - 6.0%
Clear Channel Communications, 7.88%, 6/15/05      $     25,000     $     27,513
Fortune Brands, Inc., 8.50%, 10/1/03                    50,000           50,890
Time Warner, Inc., 7.75%, 6/15/05                       25,000           27,438
Xerox Corp., 6.25%, 11/15/26                            50,000           50,250
--------------------------------------------------------------------------------
                                                                        156,091
--------------------------------------------------------------------------------

CONSUMER, NON-CYCLICAL - 8.0%
Carnival Corp., 6.15%, 10/1/03                          75,000           75,859
Carnival Corp., 7.05%, 5/15/05                          50,000           54,022
Marroitt International, 6.75%, 12/15/03                 50,000           50,612
RJ Reynolds Tobacco Holding, 7.63%, 9/15/03             25,000           25,102
--------------------------------------------------------------------------------
                                                                        205,595
--------------------------------------------------------------------------------

FINANCE - 3.0%
General Motors Acceptance Corp., 4.75%, 11/15/03        25,000           25,266
General Motors Acceptance Corp., 7.50%, 7/15/05         48,000           51,439
--------------------------------------------------------------------------------
                                                                         76,705
--------------------------------------------------------------------------------

INDUSTRIAL - 15.1%
American Standard, Inc., 7.38%, 4/15/05                 45,000           47,700
Crane Co., 8.50%, 3/15/04                              100,000          104,924
Fort James Corp., 6.63%, 9/15/04                        75,000           76,312
Kaufman & Broad Home Corp., 7.75%, 10/15/04             50,000           52,438
Waste Management, Inc., 6.38%, 12/1/03                  50,000           50,896
Waste Management, Inc., 7.00%, 5/15/05                  52,000           56,185
--------------------------------------------------------------------------------
                                                                        388,455
--------------------------------------------------------------------------------

MANUFACTURING - 1.0%
Tyco International Group, 4.95%, 8/1/03                 25,000           25,016
--------------------------------------------------------------------------------

TECHNOLOGY - 9.8%
Eletronic Data Systems, 6.85%, 10/15/04                 50,000           52,375
Oracle Corp., 6.72%, 2/15/04                            20,000           20,671
Sprint Capital Corp., 5.70%, 11/15/03                   50,000           50,190
Sun Microsystems, Inc., 7.35%, 8/15/04                  50,000           52,591
Unisys Corp., 7.88%, 4/1/08                             75,000           77,438
--------------------------------------------------------------------------------
                                                                        253,265
UTILITIES - 11.4%
Duke Capital Corp., 7.25%, 10/1/04                      54,000     $     57,098
GTE California, Inc., 6.75%, 3/15/04                    50,000           51,911
GTE Hawaiian Telephone, 6.75%, 2/15/05                  40,000           42,988
Oneok, Inc., 7.75%, 8/15/06                             50,000           56,661
Penn Power Co., 6.63%, 1/1/04                           45,000           46,137
Tenn Valley Authority, 3.50%, 9/15/07                   40,000           40,170
--------------------------------------------------------------------------------
                                                                        294,965
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              $  1,400,092
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES - 32.7%
FHLMC, 5.00%, 1/11/08                                   15,000           15,015
FHLMC, 4.00%, 9/15/08                                   80,000           80,461
FHLMC, 6.00%, 2/15/09                                  198,230          201,749
FHLMC, 3.00%, 12/15/09                                  43,000           43,256
FHLMC, 6.00%, 7/15/11                                  389,970          393,400
FNMA, 6.00%, 6/1/04                                    109,952          110,576
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES                                   $    844,457
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.2%
FHLB, 4.00%, 9/26/07                                    40,000           40,228
FHLB, 3.50%, 4/1/08                                     25,000           25,398
FHLB, 4.03%, 10/30/08                                   25,000           25,057
FHLB, 3.63%, 11/28/08                                   25,000           25,095
FHLB, 3.25%, 12/30/08                                  100,000          100,426
FNMA, 3.75%, 12/3/04                                    25,000           25,289
FNMA, 4.00%, 3/12/09                                   100,000          100,519
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                           $    342,012
--------------------------------------------------------------------------------

CASH EQUIVALENTS - 0.4%
First American Treasury                                 10,296     $     10,296
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.6%
(Amortized Cost $2,570,823)                                        $  2,596,857

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)                          (14,405)

--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $  2,582,452
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Page 28                      Diamond Hill Funds Semi-Annual Report June 30, 2003

                       DIAMOND HILL STRATEGIC INCOME FUND
                            Schedule of Investments
                           June 30, 2003 (Unaudited)

                                                        Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS - 17.6%
ENERGY - 2.0%
Enerplus Resources Fund                                  5,000     $    116,200
Heritage Propane Partners                                3,800          121,410
--------------------------------------------------------------------------------
                                                                        237,610
--------------------------------------------------------------------------------

FINANCIAL SERVICES - 3.5%
Alliance Resource Partners, L.P.                         4,600          125,350
American Capital Strategies, Ltd.                        6,000          149,640
Cititgroup Global Market - ELKS                          4,000           42,000
W.P. Carey & Co. LLC                                     3,000           89,820
--------------------------------------------------------------------------------
                                                                        406,810
--------------------------------------------------------------------------------

PIPELINES - 3.8%
Kaneb Pipe Line Partners, L.P.                           2,810          122,376
Pacific Energy Partners, L.P.                            3,800           98,230
Plains All American Pipeline, L.P.                       3,800          119,624
TEPPCO Partners, L.P.                                    2,690           98,454
--------------------------------------------------------------------------------
                                                                        438,684
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 8.3%
Boston Properties, Inc.                                  3,450          151,110
Capital Automotive REIT                                  5,300          148,347
Heritage Property Investment Trust                       5,900          159,772
Lexington Corporate Properties Trust                     8,800          155,760
Rait Investment Trust                                    6,500          172,250
Vornado Realty Trust                                     4,000          174,400
--------------------------------------------------------------------------------
                                                                        961,639
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $  2,044,743
--------------------------------------------------------------------------------

PREFERRED STOCK - 46.6%
ACE Ltd.                                                 8,000          202,750
Alexandria Real Estate - REIT                            3,000           84,750
Bergen Capital Trust I                                   5,000          125,550
Boykin Lodging Co. - REIT                                4,000          105,000
Cabco Trust for AOL                                      6,000          153,600
Corporate Backed Trust Certificates                      5,000          128,450
Corporate Backed Trust Certificates                      5,000          127,950
Corporate Backed Trust Certificates                      5,200          142,272
Corts Trust for Disney                                   4,000          106,800
Corts-TR IV Safeco Cap I                                 4,000          110,000
Delphi Financial                                         4,000          104,520
Developers Divers Realty - REIT                          2,000           52,300
Developers Divers Realty - REIT                          3,000           80,580
Everest Re Capital Trust                                 3,000           82,470

PREFERRED STOCK - 46.6% (CONTINUED)
Gables Residential Trust - REIT                          8,000     $    204,400
General Motors                                           8,000          201,600
Health Care REIT, Inc. - REIT                            6,000          148,125
Home Properties NY, Inc.- REIT                             500           14,150
HRPT Properties Trust - REIT                             4,000          110,200
Huntington Preferred Capital, Inc. - REIT                3,400           96,560
IBC Capital Finance II                                   5,000          137,500
ING Groep NV                                             4,000          108,960
Lexington Corporate Property Trust - REIT                5,000          128,500
MBNA Capital                                             8,000          215,600
Nationwide Financal Services Cap. II                     4,000          101,520
Northrop Gruman Corp.                                    1,500          152,625
NSP Financing I                                          7,000          175,700
Partnerre Ltd.                                           4,000          103,920
Preferredplus Trust                                      9,000          233,730
Provident Capital Trust III                              4,000          105,640
PS Business Parks, Inc. - REIT                           4,000          108,200
Regency Centers Corp. - REIT                             7,000          181,563
Satruns - AWE                                            5,800          163,850
Saturns - CZN                                            5,000          134,500
Telephone & Data Systems                                 4,000          105,040
Textron Capital                                          4,000          100,360
The Mills Corp. - REIT                                   4,000          105,800
Tommy Hilfiger USA, Inc.                                 4,000          100,120
TXU Capital I                                            3,000           75,300
U.S. Cellular                                            3,000           86,850
Unionbancal Financial Trust I                            6,000          154,200
Wachovia Preferred Funding - REIT                        2,000           55,500
XL Capital Ltd.                                          4,000          111,280
Zions Capital Trust B - REIT                             2,500           69,525
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK                                              $  5,397,810
--------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANIES - 7.3%
Conseco Strategic Income Fund                            7,700           78,309
Corporate High Yield Fund                               11,375          100,441
Debt Strategies Fund, Inc.                               7,400           50,172
Eaton Vance Senior Income Trust                          7,900           70,468
Evergreen Income Advantage Fund                          5,000           75,300
Managed High Income Portfolio, Inc.                     10,700           79,501
Pengrowth Energy Trust                                   9,600          123,168
Primewest Energy Trust                                   5,800          107,474
Salomon Brothers Global Partners Income Fund             6,300           83,664
Salomon Brothers High Income Fund II                     6,500           77,480
--------------------------------------------------------------------------------
TOTAL REGISTERED INVESTMENT COMPANIES                              $    845,977
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 29

                       DIAMOND HILL STRATEGIC INCOME FUND
                            Schedule of Investments
                           June 30, 2003 (Unaudited)

                                                        Shares         Value
--------------------------------------------------------------------------------

CORPORATE BONDS - 24.2%
CONSUMER, CYCLICAL - 0.9%
Clear Channel Communications, 6.63%, 6/15/08            25,000     $     28,491
Cox Communications, Inc., 7.50%, 8/15/04                25,000           26,534
USA Interactive, 6.75%, 11/15/05                        50,000           54,510
--------------------------------------------------------------------------------
                                                                        109,535
--------------------------------------------------------------------------------

FINANCE - 1.5%
Ford Motor Credit Co., 7.88%, 6/15/10                   25,000           26,790
GATX Financial Corp., 7.75%, 12/1/06                   150,000          152,369
--------------------------------------------------------------------------------
                                                                        179,159
--------------------------------------------------------------------------------

INDUSTRIAL - 4.0%
D.R. Horton, Inc., 7.50%, 12/1/07                       50,000           54,125
Lyondell Chemical Co., 9.63%, 5/1/07                   100,000           98,000
Lyondell Chemical Co., 9.88%, 5/1/07                    50,000           49,000
Standard Pacific Corp., 7.75%, 3/15/13                 200,000          211,500
Toll Corp., 8.25%, 12/1/11                              50,000           56,000
--------------------------------------------------------------------------------
                                                                        468,625
--------------------------------------------------------------------------------

MANUFACTURING - 3.3%
Lear Corp., 8.11%, 5/15/09                              25,000           28,625
Mattell, Inc., 7.48%, 4/22/09                           25,000           27,573
Tyco International Group SA, 6.13%, 11/1/08            100,000          104,500
Tyco International Group SA, 6.75%, 2/15/11            205,000          217,300
--------------------------------------------------------------------------------
                                                                        377,998
--------------------------------------------------------------------------------

RETAIL - 5.2%
Gap, Inc., 6.90%, 9/15/07                               50,000           53,875
Penny (J.C.) Co., Inc., 6.00%, 5/1/06                   50,000           49,500
Penny (J.C.) Co., Inc., 9.75%, 6/15/21                 236,000          243,080
Penny (J.C.) Co., Inc., 8.13%, 4/1/27                   50,000           48,000
Sears Roebuck & Co., 9.38%, 11/1/11                     20,000           22,446
Toys R Us, 7.63%, 8/1/11                               170,000          182,300
--------------------------------------------------------------------------------
                                                                        599,201
--------------------------------------------------------------------------------

TECHNOLOGY - 1.4%
Ametek, Inc., 7.20%, 7/15/08                           100,000          110,125
AT&T Wireless Services, Inc., 7.50%, 5/1/07             50,000           57,636
--------------------------------------------------------------------------------
                                                                        167,761
--------------------------------------------------------------------------------

TRANSPORTATION - 0.9%
General American Transportation, 6.75%, 5/1/09         100,000     $     99,793
--------------------------------------------------------------------------------

UTILITIES - 7.0%
Duke Capital Corp., 7.50%, 10/1/09                     100,000          114,405
Flextronics Intl. Ltd., 9.88%, 7/1/10                  100,000          109,500
International Telephone, 7.50%, 7/1/11                  40,000           40,170
Pinnacle West Capital Corp., 6.40%, 4/1/06              35,000           37,816
PSEG Energy Holdings, 9.13%, 2/10/04                    50,000           51,500
PSEG Energy Holdings, 8.63%, 2/15/08                   100,000          107,500
Toll Corp., 8.13%, 2/1/09                              120,000          127,650
TXU Corp., 6.38%, 6/15/06                              200,000          212,749
--------------------------------------------------------------------------------
                                                                        801,290
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              $  2,803,362
--------------------------------------------------------------------------------

                                                     Par Value         Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT & Agency Obligations - 1.3%
FHLMC, 5.00%, 10/24/13                                 150,000     $    151,646
--------------------------------------------------------------------------------

CASH EQUIVALENTS - 4.5%
First American Treasury                                520,350          520,350
--------------------------------------------------------------------------------

TOTAL INVESTMENTS SECURITIES - 101.5%
(Amortized Cost $11,192,613)                                       $ 11,763,888

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5%)                         (171,316)

--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $ 11,592,572
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Page 30                      Diamond Hill Funds Semi-Annual Report June 30, 2003

                               DIAMOND HILL FUNDS
                       Statements of Assets & Liabilities
                           June 30, 2003 (Unaudited)

                                                                                                         SHORT TERM
                                                                                               BANK &         FIXED      STRATEGIC
                                                   FOCUS      SMALL CAP      LARGE CAP      FINANCIAL        INCOME         INCOME
                                                    FUND           FUND           FUND           FUND          FUND           FUND
==================================================================================================================================
ASSETS
Investment Securities:
     At amortized cost                       $13,339,975    $12,390,781    $ 4,547,430    $ 8,506,159   $ 2,570,823    $11,192,613
                                             -------------------------------------------------------------------------------------
     At market value                         $14,397,876    $13,777,877    $ 5,027,651    $10,247,667   $ 2,596,857    $11,763,888
Deposits with brokers for
   securities sold short                       3,515,462             --             --             --            --             --
Cash                                                  --             --             --             --         4,356         98,218
Receivable for securities sold                        --             --             --             --        48,375         70,125
Receivable for fund shares issued                923,965            168             --             --        20,000        454,404
Receivable from dividends and interest            24,493          3,702          9,995         21,392        29,381         68,325
                                             -------------------------------------------------------------------------------------
TOTAL ASSETS                                  18,861,796     13,781,747      5,037,646     10,269,059     2,698,969     12,454,960
                                             -------------------------------------------------------------------------------------

LIABILITIES
Securities sold short, at value
   (proceeds $3,349,307)                       3,777,754             --             --             --            --             --
Dividends Payable                                     --             --             --             --         4,356         48,928
Payable for securities purchased                      --             --             --         12,430            --        796,369
Payable for dividends on
   securities sold short                           9,375             --             --             --            --             --
Payable for fund shares redeemed                  28,234        635,038        330,162         62,400       110,000             --
Payable to investment adviser                     10,128          8,830          2,793          8,386           668          4,245
Accrued distribution and service fees             13,104         17,116          3,454          9,389           302          8,738
Other accrued expenses and liabilities             5,065          4,967          1,795          3,773         1,191          4,108
                                             -------------------------------------------------------------------------------------
TOTAL LIABILITIES                              3,843,660        665,951        338,204         96,378       116,517        862,388
                                             -------------------------------------------------------------------------------------

NET ASSETS                                   $15,018,136    $13,115,796    $ 4,699,442    $10,172,681   $ 2,582,452    $11,592,572
                                             =====================================================================================
COMPONENTS OF NET ASSETS
Paid-in capital                              $14,700,019    $12,085,751    $ 4,670,949    $ 7,790,589   $ 2,573,040    $10,923,596
Accumulated net investment income (loss)         (24,454)       (62,118)        13,493         18,786        (9,290)            (5)
Accumulated net realized gains (losses)
   from security transactions                   (286,883)      (294,933)      (465,221)       621,798        (7,332)        97,706
Net unrealized appreciation on investments       629,454      1,387,096        480,221      1,741,508        26,034        571,275
                                             -------------------------------------------------------------------------------------
NET ASSETS                                   $15,018,136    $13,115,796    $ 4,699,442    $10,172,681   $ 2,582,452    $11,592,572
                                             =====================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares    $12,359,337    $ 7,247,769    $ 4,249,017    $ 9,101,594   $   544,785    $ 8,889,413
                                             =====================================================================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value)                               1,169,042        549,429        483,222        579,706        54,204        788,294
                                             =====================================================================================
Net asset value and redemption
   price per share                           $     10.57    $     13.19    $      8.79    $     15.70   $     10.05    $     11.28
                                             =====================================================================================
Maximum offering price per share             $     11.21    $     13.99    $      9.33    $     16.66   $     10.33    $     11.84
                                             =====================================================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares    $ 2,658,799    $ 5,868,027    $   450,425    $ 1,071,087   $        --    $ 2,703,159
                                             =====================================================================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value)                                 256,344        453,124         51,751         70,100            --        239,779
                                             =====================================================================================
Net asset value and redemption
   price per share                           $     10.37    $     12.95    $      8.70    $     15.28   $        --    $     11.27
                                             =====================================================================================
Maximum offering price per share             $     10.47    $     13.08    $      8.79    $     15.43   $        --    $     11.38
                                             =====================================================================================

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares    $        --    $        --    $        --    $        --   $ 2,037,667    $        --
                                             =====================================================================================
Shares of beneficial interest outstanding
   unlimited number of shares authorized,
   no par value)                             $        --    $        --    $        --    $        --   $   202,702    $        --
                                             =====================================================================================
Net asset value and redemption
   price per share                           $        --    $        --    $        --    $        --   $     10.05    $        --
                                             =====================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 31

                               DIAMOND HILL FUNDS
                            Statements of Operations
               For the six months ended June 30, 2003 (Unaudited)

                                                                                                        SHORT TERM
                                                                                               BANK &        FIXED        STRATEGIC
                                                   FOCUS      SMALL CAP      LARGE CAP      FINANCIAL       INCOME           INCOME
                                                    FUND           FUND           FUND           FUND         FUND             FUND
===================================================================================================================================
INVESTMENT INCOME:
Dividends                                    $    82,714    $    38,597    $    38,787    $   101,671    $        --    $   121,779
Interest                                          15,302          2,375          1,472          3,165         51,295         99,132
                                             --------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                           98,016         40,972         40,259        104,836         51,295        220,911
                                             --------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                          59,003         45,231         13,019         48,742          4,575         15,170
Administration fees                               29,501         25,443          8,369         21,934          6,862         13,653
Distribution fees - Class A                       13,656          8,041          4,330         11,123            753          6,205
Distribution and service fees - Class C           10,935         24,375          1,279          4,251             --          5,520
Dividend expense on securities sold short          9,375             --             --             --             --             --
Trustees fees                                      1,000          1,000          1,000          1,000          1,000          1,000
                                             --------------------------------------------------------------------------------------
TOTAL EXPENSES                                   123,470        103,090         26,997         86,050         12,190         40,548
Trustee fees reimbursed by investment adviser     (1,000)        (1,000)        (1,000)        (1,000)        (1,000)        (1,000)
                                             --------------------------------------------------------------------------------------
NET EXPENSES                                     122,470        103,090         26,997         86,050         12,190         40,548
                                             --------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                     (24,454)       (62,118)        13,262         18,786         39,105        180,363
                                             --------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized gains (losses) from
   security transactions                         165,692       (393,732)        (9,029)       577,312         (1,689)        95,234
Net change in unrealized appreciation/
   depreciation on investments                 1,159,959      2,343,776        476,156        656,182          2,958        524,921
                                             --------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS
     ON INVESTMENTS                            1,325,651      1,950,044        467,127      1,233,494          1,269        620,155
                                             --------------------------------------------------------------------------------------

NET CHANGES IN NET ASSETS FROM OPERATIONS    $ 1,301,197    $ 1,887,926    $   480,389    $ 1,252,280    $    40,374    $   800,518
                                             ======================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Page 32                      Diamond Hill Funds Semi-Annual Report June 30, 2003

                               DIAMOND HILL FUNDS
                      Statements of Changes in Net Assets

                                                                             FOCUS FUND                    SMALL CAP FUND
                                                                    ============================    ============================
                                                                      SIX MONTHS                      SIX MONTHS
                                                                           ENDED            YEAR           ENDED            YEAR
                                                                        JUNE 30,           ENDED        JUNE 30,           ENDED
                                                                            2003    DECEMBER 31,            2003    DECEMBER 31,
                                                                     (UNAUDITED)            2002     (UNAUDITED)            2002
                                                                    ============================================================
FROM OPERATIONS
Net investment loss                                                 $    (24,454)   $    (67,085)   $    (62,118)   $   (100,385)
Net realized gains (losses) from investment transactions                 165,692        (275,469)       (393,732)        175,149
Net change in unrealized appreciation/depreciation on investments      1,159,959      (1,022,294)      2,343,776      (1,550,380)
                                                                    ----------------------------    ----------------------------
NET CHANGE IN NET ASSETS FROM OPERATIONS                               1,301,197      (1,364,848)      1,887,926      (1,475,616)
                                                                    ----------------------------    ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investments - Class A                              --              --              --         (10,574)
From net realized gains on investments - Class C                              --              --              --          (7,901)
                                                                    ----------------------------    ----------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                     --              --              --         (18,475)
                                                                    ----------------------------    ----------------------------

FROM CAPITAL TRANSACTIONS
CLASS A
Proceeds from shares sold                                              2,515,244       6,873,928       1,084,311       4,067,924
Reinvested distributions                                                      --              --              --           9,771
Payments for shares redeemed                                          (2,737,940)     (5,232,106)     (1,511,276)     (2,108,380)
                                                                    ----------------------------    ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A
    SHARE TRANSACTIONS                                                  (222,696)      1,641,822        (426,965)      1,969,315
                                                                    ----------------------------    ----------------------------

CLASS C
Proceeds from shares sold                                                490,456         749,996         515,104       4,799,701
Reinvested distributions                                                      --              --              --           6,913
Payments for shares redeemed                                            (236,420)       (527,124)       (365,209)       (375,981)
                                                                    ----------------------------    ----------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
     SHARE TRANSACTIONS                                                  254,036         222,872         149,895       4,430,633
                                                                    ----------------------------    ----------------------------

TOTAL INCREASE IN NET ASSETS                                           1,332,537         499,846       1,610,856       4,905,857

NET ASSETS
Beginning of period                                                   13,685,599      13,185,753      11,504,940       6,599,083
                                                                    ----------------------------    ----------------------------
End of period                                                       $ 15,018,136    $ 13,685,599    $ 13,115,796    $ 11,504,940
                                                                    ============================    ============================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 33

                               DIAMOND HILL FUNDS
                      Statements of Changes in Net Assets

                                                                           LARGE CAP FUND               BANK & FINANCIAL FUND
                                                                    ============================    ============================
                                                                      SIX MONTHS                      SIX MONTHS
                                                                           ENDED            YEAR           ENDED            YEAR
                                                                        JUNE 30,           ENDED        JUNE 30,           ENDED
                                                                            2003    DECEMBER 31,            2003    DECEMBER 31,
                                                                     (UNAUDITED)            2002     (UNAUDITED)            2002
                                                                    ============================================================
FROM OPERATIONS
Net investment income                                               $     13,262    $     16,645    $     18,786    $     26,216
Net realized gains (losses) from investment transactions                  (9,029)       (456,153)        577,312       1,957,344
Net change in unrealized appreciation/depreciation on investments        476,156        (173,717)        656,182      (1,010,095)
                                                                    ----------------------------    ----------------------------
NET CHANGE IN NET ASSETS FROM OPERATIONS                                 480,389        (613,225)      1,252,280         973,465
                                                                    ----------------------------    ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class A                                          --         (16,645)             --         (24,017)
From net investment income - Class C                                          --              --              --      (1,406,961)
From net realized gains on investments - Class A                              --         (26,705)             --          (2,199)
From net realized gains on investments - Class C                              --          (2,118)             --        (111,201)
                                                                    ----------------------------    ----------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                     --         (45,468)             --      (1,544,378)
                                                                    ----------------------------    ----------------------------

FROM CAPITAL TRANSACTIONS
CLASS A
Proceeds from shares sold                                              1,221,431       1,965,588       1,240,911      17,192,340
Reinvested distributions                                                      55          40,297              --       1,301,822
Payments for shares redeemed                                            (711,849)       (893,403)     (3,251,351)    (21,261,818)
                                                                    ----------------------------    ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A
     SHARE TRANSACTIONS                                                  509,638       1,112,482      (2,010,440)     (2,767,656)
                                                                    ----------------------------    ----------------------------

CLASS C
Proceeds from shares sold                                                333,369          71,114         189,379         771,094
Reinvested distributions                                                      --           1,980              --         107,386
Payments for shares redeemed                                            (183,706)        (11,093)        (28,162)       (111,320)
                                                                    ----------------------------    ----------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
     SHARE TRANSACTIONS                                                  149,663          62,001         161,217         767,160
                                                                    ----------------------------    ----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                1,139,690         515,790        (596,943)     (2,571,409)

NET ASSETS
Beginning of period                                                    3,559,752       3,043,962      10,769,624      13,341,033
                                                                    ----------------------------    ----------------------------
End of period                                                       $  4,699,442    $  3,559,752    $ 10,172,681    $ 10,769,624
                                                                    ============================    ============================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Page 34                      Diamond Hill Funds Semi-Annual Report June 30, 2003

                               DIAMOND HILL FUNDS
                      Statements of Changes in Net Assets

                                                                             SHORT TERM                      STRATEGIC
                                                                            FIXED INCOME                       INCOME
                                                                                FUND                            FUND
                                                                    ============================    ============================
                                                                      SIX MONTHS                      SIX MONTHS
                                                                           ENDED          PERIOD           ENDED          PERIOD
                                                                        JUNE 30,           ENDED        JUNE 30,           ENDED
                                                                            2003    DECEMBER 31,            2003    DECEMBER 31,
                                                                     (UNAUDITED)            2002(A)  (UNAUDITED)            2002(B)
                                                                    ============================    ============================
FROM OPERATIONS
Net investment income                                               $     39,105    $     51,622    $    180,363    $     25,441
Net realized gains (losses) from investment transactions                  (1,689)         (5,643)         95,234           5,410
Net change in unrealized appreciation/depreciation on investments          2,958          23,076         524,921          46,354
                                                                    ----------------------------    ----------------------------
NET CHANGE IN NET ASSETS FROM OPERATIONS                                  40,374          69,055         800,518          77,205
                                                                    ----------------------------    ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class A                                      (9,068)        (14,738)       (149,969)        (24,994)
From net investment income - Class C                                          --              --              --            (447)
From net investment income - Class I                                     (39,327)        (36,884)        (30,399)             --
From net realized gains on investments - Class A                              --              --              --          (2,876)
From net realized gains on investments - Class C                              --              --              --             (62)
                                                                    ----------------------------    ----------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                (48,395)        (51,622)       (180,368)        (28,379)
                                                                    ----------------------------    ----------------------------

FROM CAPITAL TRANSACTIONS
CLASS A
Proceeds from shares sold                                                275,766       1,567,180       6,184,431       2,073,583
Reinvested distributions                                                   8,995           9,686         134,911          20,608
Payments for shares redeemed                                            (456,836)       (858,717)        (31,987)        (50,050)
                                                                    ----------------------------    ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A
     SHARE TRANSACTIONS                                                 (172,075)        718,149       6,287,355       2,044,141
                                                                    ----------------------------    ----------------------------

CLASS C
Proceeds from shares sold                                                     --              --       2,516,186          92,527
Reinvested distributions                                                      --              --          17,693             322
Payments for shares redeemed                                                  --              --         (34,628)             --
                                                                    ----------------------------    ----------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
     SHARE TRANSACTIONS                                                       --              --       2,499,251          92,849
                                                                    ----------------------------    ----------------------------

CLASS I
Proceeds from shares sold                                                500,000       2,759,182              --              --
Reinvested distributions                                                  38,972          28,063              --              --
Payments for shares redeemed                                            (902,520)       (396,731)             --              --
                                                                    ----------------------------    ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS I
     SHARE TRANSACTIONS                                                 (363,548)      2,390,514              --              --
                                                                    ----------------------------    ----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (543,644)      3,126,096       9,406,757       2,185,816

NET ASSETS
Beginning of period                                                    3,126,096              --       2,185,816              --
                                                                    ----------------------------    ----------------------------
End of period                                                       $  2,582,452    $  3,126,096    $ 11,592,572    $  2,185,816
                                                                    ============================    ============================

(A) Represents the period from commencement of operations (June 28, 2002) for Class A and Class I shares, respectively, through December 31, 2002.

(B) Represents the period from commencement of operations (September 30, 2002) for Class A and Class C shares, respectively, through December 31, 2002.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 35

                               DIAMOND HILL FUNDS
                              Financial Highlights
                 For a share outstanding throughout the period.

                                                 SIX MONTHS
                                                      ENDED             YEAR           PERIOD           PERIOD
                                                   JUNE 30,            ENDED            ENDED            ENDED
                                                       2003     DECEMBER 31,     DECEMBER 31,     FEBRUARY 28,
DIAMOND HILL FOCUS FUND - CLASS A               (UNAUDITED)             2002          2001(A)          2001(B)
                                                 =============================================================
Net asset value at beginning of period           $     9.56       $    10.67       $    11.44       $    10.00
                                                 -------------------------------------------------------------

Income (loss) from investment operations:
     Net investment loss                              (0.02)              --            (0.04)              --
     Net realized and unrealized gains
          (losses) on investments                      1.03            (1.11)           (0.56)            1.44
                                                 -------------------------------------------------------------
Total from investment operations                       1.01            (1.11)           (0.60)            1.44
                                                 -------------------------------------------------------------

Distributions from net realized gains                    --               --            (0.17)              --
                                                 -------------------------------------------------------------

Net asset value at end of period                 $    10.57       $     9.56       $    10.67       $    11.44
                                                 =============================================================

Total return(C)                                      (2.04%)(D)      (10.40%)          (5.20%)(D)       14.43%(D)
                                                 =============================================================

Net assets at end of period (000s)               $   12,359       $   11,518       $   10,988       $   10,352
                                                 =============================================================

Ratio of net expenses to average net assets           1.60%(E)         1.60%            1.67%(E)         1.75%(E)

Ratio of net investment loss to
     average net assets                              (0.25%)(E)       (0.39%)          (0.46%)(E)       (0.05%)(E)

Ratio of gross expenses to average net assets         1.69%(E)         1.59%            1.69%(E)         1.85%(E)

Portfolio turnover rate                                 12%(E)           46%              66%(E)           49%(E)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year-end to December 31.

(B) Class A commenced operations on June 30, 2000. The fund did not open for investors until August 3, 2000. Highlights for the period from June 30 to August 2, 2000, relate only to the initial shareholder.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized

                                                 SIX MONTHS
                                                      ENDED             YEAR           PERIOD           PERIOD
                                                   JUNE 30,            ENDED            ENDED            ENDED
                                                       2003     DECEMBER 31,     DECEMBER 31,     FEBRUARY 28,
DIAMOND HILL FOCUS FUND - CLASS C               (UNAUDITED)             2002          2001(A)          2001(B)
                                                 =============================================================
Net asset value at beginning of period           $     9.42       $    10.60       $    11.44       $    11.80
                                                 -------------------------------------------------------------

Loss from investment operations:
     Net investment loss                              (0.10)              --            (0.07)              --
     Net realized and unrealized gains
          (losses) on investments                      1.05            (1.18)           (0.60)           (0.36)
                                                 -------------------------------------------------------------
Total from investment operations                       0.95            (1.18)           (0.67)           (0.36)
                                                 -------------------------------------------------------------

Distributions from net realized gains                    --               --            (0.17)              --
                                                 -------------------------------------------------------------

Net asset value at end of period                 $    10.37       $     9.42       $    10.60       $    11.44
                                                 =============================================================

Total return(C)                                      (2.90%)(D)      (11.13%)          (5.81%)(D)       (3.05%)(D)
                                                 =============================================================

Net assets at end of period (000s)               $    2,659       $    2,168       $    2,198       $      349
                                                 =============================================================

Ratio of net expenses to average net assets           2.35%(E)         2.35%            2.38%(E)         2.50%(E)

Ratio of net investment income (loss)
     to average net assets                           (1.00%)(E)       (1.15%)          (1.15%)(E)        1.57%(E)

Ratio of gross expenses to average net assets         2.44%(E)         2.56%            2.41%(E)         4.10%(E)

Portfolio turnover rate                                 12%(E)           46%              66%(E)           49%(E)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year-end to December 31.

(B)  Class C commenced operations on February 13, 2001.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Page 36                      Diamond Hill Funds Semi-Annual Report June 30, 2003

                               DIAMOND HILL FUNDS
                              Financial Highlights
                 For a share outstanding throughout the period.

                                                 SIX MONTHS
                                                      ENDED             YEAR           PERIOD           PERIOD
                                                   JUNE 30,            ENDED            ENDED            ENDED
                                                       2003     DECEMBER 31,     DECEMBER 31,     FEBRUARY 28,
DIAMOND HILL SMALL CAP FUND - CLASS A           (UNAUDITED)             2002          2001(A)          2001(B)
                                                 =============================================================
Net asset value at beginning of period           $    11.26       $    12.29       $    11.26       $    10.00
                                                 -------------------------------------------------------------

Income (loss) from investment operations:
     Net investment income (loss)                     (0.11)              --            (0.03)            0.02
     Net realized and unrealized gains
          (losses) on investments                      2.04            (1.01)            1.31             1.24
                                                 -------------------------------------------------------------
Total from investment operations                       1.93            (1.01)            1.28             1.26
                                                 -------------------------------------------------------------

Less Distributions:
     Dividends from net investment income                --               --            (0.01)              --
     Distributions from net realized gains               --            (0.02)           (0.24)              --
                                                 -------------------------------------------------------------
Total distributions                                      --            (0.02)           (0.25)              --
                                                 -------------------------------------------------------------

Net asset value at end of period                 $    13.19       $    11.26       $    12.29       $    11.26
                                                 =============================================================

Total return(C)                                       2.18%(D)        (8.23%)          11.42%(D)        12.60%(D)
                                                 =============================================================

Net assets at end of period (000s)               $    7,248       $    6,603       $    5,315       $    1,657
                                                 =============================================================

Ratio of net expenses to average net assets           1.50%(E)         1.50%            1.58%(E)         1.75%(E)

Ratio of net investment income (loss)
     to average net assets                           (0.77%)(E)       (0.70%)          (0.35%)(E)        2.71%(E)

Ratio of gross expenses to average net assets         1.60%(E)         1.27%            1.67%(E)         2.94%(E)

Portfolio turnover rate                                 62%(E)           49%              43%(E)            3%(E)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year-end to December 31.

(B) Class A commenced operations on December 29, 2000. The fund did not open for investors until February 7, 2001. Highlights for the period from December 29, 2000 to February 6, 2001, relate only to the initial shareholder.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized

                                                 SIX MONTHS
                                                      ENDED             YEAR           PERIOD           PERIOD
                                                   JUNE 30,            ENDED            ENDED            ENDED
                                                       2003     DECEMBER 31,     DECEMBER 31,     FEBRUARY 28,
DIAMOND HILL SMALL CAP FUND - CLASS C           (UNAUDITED)             2002          2001(A)          2001(B)
                                                 =============================================================
Net asset value at beginning of period           $    11.09       $    12.21       $    11.26       $    11.39
                                                 -------------------------------------------------------------

Income (loss) from investment operations:
     Net investment income (loss)                     (0.14)              --            (0.05)              --
     Net realized and unrealized gains
          (losses) on investments                      2.00            (1.10)            1.24            (0.13)
                                                 -------------------------------------------------------------
Total from investment operations                       1.86            (1.10)            1.19            (0.13)
                                                 -------------------------------------------------------------

Less Distributions:
     Distributions from net realized gains               --            (0.02)           (0.24)              --
                                                 -------------------------------------------------------------
Total distributions                                      --            (0.02)           (0.24)              --
                                                 -------------------------------------------------------------

Net asset value at end of period                 $    12.95       $    11.09       $    12.21       $    11.26
                                                 =============================================================

Total return(C)                                       1.18%(D)        (9.02%)          10.66%(D)        (1.14%)(D)
                                                 =============================================================

Net assets at end of period (000s)               $    5,868       $    4,902       $    1,284       $       20
                                                 =============================================================

Ratio of net expenses to average net assets           2.25%(E)         2.25%            2.26%(E)         2.50%(E)

Ratio of net investment income (loss)
     to average net assets                           (1.52%)(E)       (1.40%)          (1.15%)(E)        0.80%(E)

Ratio of gross expenses to average net assets         1.60%(E)         2.71%            2.35%(E)         3.97%(E)

Portfolio turnover rate                                 62%(E)           49%              43%(E)            3%(E)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year-end to December 31.

(B)  Class C commenced operations on February 20, 2001.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 37

                               DIAMOND HILL FUNDS
                              Financial Highlights
                 For a share outstanding throughout the period.

                                                 SIX MONTHS
                                                      ENDED             YEAR           PERIOD
                                                   JUNE 30,            ENDED            ENDED
                                                       2003     DECEMBER 31,     DECEMBER 31,
DIAMOND HILL LARGE CAP FUND - CLASS A           (UNAUDITED)             2002          2001(A)
                                                 ============================================
Net asset value at beginning of period           $     7.87       $    10.06       $    10.00
                                                 --------------------------------------------

Income (loss) from investment operations:
     Net investment income                             0.03             0.04             0.01
     Net realized and unrealized gains
          (losses) on investments                      0.89            (2.13)            0.06
                                                 --------------------------------------------
Total from investment operations                       0.92            (2.09)            0.07
                                                 --------------------------------------------

Less Distributions:
     Dividends from net investment income                --            (0.04)           (0.01)
     Distributions from net realized gains               --            (0.06)              --
                                                 --------------------------------------------
Total distributions                                      --            (0.10)           (0.01)
                                                 --------------------------------------------

Net asset value at end of period                 $     8.79       $     7.87       $    10.06
                                                 ============================================

Total return(B)                                      (0.27%)(C)      (20.74%)           0.69%(C)
                                                 ============================================

Net assets at end of period (000s)               $    4,249       $    3,300       $    2,782
                                                 ============================================

Ratio of net expenses to average net assets           1.40%(D)         1.40%            1.40%(D)

Ratio of net investment income
     to average net assets                            0.76%(D)         0.62%            0.38%(D)

Ratio of gross expenses to average net assets         1.80%(D)         1.46%            1.57%(D)

Portfolio turnover rate                                 59%(D)           71%              19%(D)

(A) Class A commenced operations on December 29, 2000. The fund did not open for investors until February 7, 2001. Highlights for the perio from December 29, 2000 to February 6, 2001, relate only to the initial shareholder.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

                                                 SIX MONTHS
                                                      ENDED             YEAR           PERIOD
                                                   JUNE 30,            ENDED            ENDED
                                                       2003     DECEMBER 31,     DECEMBER 31,
DIAMOND HILL LARGE CAP FUND - CLASS C           (UNAUDITED)             2002          2001(A)
                                                 ============================================
Net asset value at beginning of period           $     7.81       $    10.06       $     8.87
                                                 --------------------------------------------

Income (loss) from investment operations:
     Net investment income (loss)                      0.26               --            (0.01)
     Net realized and unrealized gains
          (losses) on investments                      0.63            (2.19)            1.20
                                                 --------------------------------------------
Total from investment operations                       0.89            (2.19)            1.19
                                                 --------------------------------------------

Distributions from net realized gains                    --            (0.06)              --
                                                 --------------------------------------------

Net asset value at end of period                 $     8.70       $     7.81       $    10.06
                                                 ============================================

Total return(B)                                      (1.11%)(C)      (21.73%)          13.42%(C)
                                                 ============================================

Net assets at end of period (000s)               $      450       $      260       $      262
                                                 ============================================

Ratio of net expenses to average net assets           2.14%(D)         2.15%            2.15%(D)

Ratio of net investment income (loss)
     to average net assets                            0.04%(D)        (0.10%)          (0.41%)(D)

Ratio of gross expenses to average net assets         2.55%(D)         2.81%            2.32%(D)

Portfolio turnover rate                                 59%(D)           71%              19%(D)

(A)  Class C commenced operations on February 20, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Page 38                      Diamond Hill Funds Semi-Annual Report June 30, 2003

                               DIAMOND HILL FUNDS
                              Financial Highlights
                 For a share outstanding throughout the period.

                                                 SIX MONTHS
                                                      ENDED             YEAR           PERIOD             YEAR             YEAR
                                                   JUNE 30,            ENDED            ENDED            ENDED            ENDED
                                                       2003     DECEMBER 31,     DECEMBER 31,     FEBRUARY 28,     FEBRUARY 29,
DIAMOND HILL BANK & FINANCIAL FUND - CLASS A    (UNAUDITED)             2002          2001(A)             2001             2000
                                                 ==============================================================================
Net asset value at beginning of period           $    13.63       $    14.25       $    11.85       $     9.40       $    10.72
                                                 ------------------------------------------------------------------------------

Income (loss) from investment operations:
     Net investment income (loss)                      0.03             0.03               --            (0.02)           (0.06)
     Net realized and unrealized gains
          (losses) on investments                      2.04             1.58             2.40             2.47            (1.19)
                                                 ------------------------------------------------------------------------------
Total from investment operations                       2.07             1.61             2.40             2.45            (1.25)
                                                 ------------------------------------------------------------------------------

Less Distributions:
     Dividends from net investment income                --            (0.03)              --               --               --
     Distributions from net realized gains               --            (2.20)              --               --            (0.07)
                                                 ------------------------------------------------------------------------------
Total distributions                                      --            (2.23)              --               --            (0.07)
                                                 ------------------------------------------------------------------------------

Net asset value at end of period                 $    15.70       $    13.63       $    14.25       $    11.85       $     9.40
                                                 ==============================================================================

Total return(C)                                      10.11%(D)        11.22%           20.25%(D)        26.06%          (11.75%)(D)
                                                 ==============================================================================

Net assets at end of period (000s)               $    9,102       $    9,983       $   13,214       $   11,772       $    9,411
                                                 ==============================================================================

Ratio of net expenses to average net assets           1.70%(E)         1.70%            1.72%(E)         1.81%            2.17%(E)

Ratio of net investment income (loss)
     to average net assets                            0.45%(E)         0.20%           (0.03%)(E)       (0.25%)          (0.40%)(E)

Ratio of gross expenses to average net assets         1.72%(E)         0.01%            1.74%(E)         1.88%            2.26%(E)

Portfolio turnover rate                                 53%(E)          104%              52%(E)          142%             119%(E)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year end to December 31.

(B)  Class A commenced operations on August 1, 1997.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized.

                                                 SIX MONTHS
                                                      ENDED             YEAR           PERIOD             YEAR           PERIOD
                                                   JUNE 30,            ENDED            ENDED            ENDED            ENDED
                                                       2003     DECEMBER 31,     DECEMBER 31,     FEBRUARY 28,     FEBRUARY 29,
DIAMOND HILL BANK & FINANCIAL FUND - CLASS C    (UNAUDITED)             2002          2001(A)             2001          2000(B)
                                                 ==============================================================================
Net asset value at beginning of period           $    13.31       $    14.05       $    11.72       $     9.34       $    11.23
                                                 ------------------------------------------------------------------------------

Income (loss) from investment operations:
     Net investment income (loss)                      0.27             0.04            (0.11)           (0.07)           (0.05)
     Net realized and unrealized gains
          (losses) on investments                      1.70             1.46             2.44             2.45            (1.77)
                                                 ------------------------------------------------------------------------------
Total from investment operations                       1.97             1.50             2.33             2.38            (1.82)
                                                 ------------------------------------------------------------------------------

Less Distributions:
     Dividends from net investment income                --            (0.04)              --               --               --
     Distributions from net realized gains               --            (2.20)              --               --            (0.07)
                                                 ------------------------------------------------------------------------------
Total distributions                                      --            (2.24)              --               --            (0.07)
                                                 ------------------------------------------------------------------------------

Net asset value at end of period                 $    15.28       $    13.31       $    14.05       $    11.72       $     9.34
                                                 ==============================================================================

Total return(C)                                      10.55%(D)        10.55%           19.88%(D)        25.48%          (16.29%)(D)
                                                 ==============================================================================

Net assets at end of period (000s)               $    1,071       $      787       $      127       $      129       $       71
                                                 ==============================================================================

Ratio of net expenses to average net assets           2.45%(E)         2.45%            2.47%(E)         2.56%            2.74%(E)

Ratio of net investment loss
     to average net assets                           (0.29%)(E)       (0.49%)          (0.77%)(E)       (0.97%)          (0.82%)(E)

Ratio of gross expenses to average net assets         2.47%(E)         0.66%            2.49%(E)         2.63%            2.84%(E)

Portfolio turnover rate                                 53%(E)          104%              52%(E)          142%             119%(E)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year end to December 31.

(B)  Class C commenced operations on June 3, 1999.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 39

                               DIAMOND HILL FUNDS
                              Financial Highlights
                 For a share outstanding throughout the period.

                                                    CLASS A                           CLASS I
                                                 SIX MONTHS          CLASS A       SIX MONTHS          CLASS I
                                                      ENDED           PERIOD            ENDED           PERIOD
                                                   JUNE 30,            ENDED         JUNE 30,            ENDED
                                                       2003     DECEMBER 31,             2003     DECEMBER 31,
DIAMOND HILL SHORT TERM FIXED INCOME FUND       (UNAUDITED)          2002(A)      (UNAUDITED)          2002(A)
                                                 =============================================================
Net asset value at beginning of period           $    10.08       $    10.00       $    10.01       $    10.00
                                                 -------------------------------------------------------------

Income from investment operations:
     Net investment income                            (0.03)            0.18             0.11             0.19
     Net realized and unrealized gains
          on investments                               0.15             0.08             0.09             0.08
                                                 -------------------------------------------------------------
Total from investment operations                       0.12             0.26             0.20             0.27
                                                 -------------------------------------------------------------

Dividends from net investment income                  (0.15)           (0.18)           (0.16)           (0.19)
                                                 -------------------------------------------------------------

Net asset value at end of period                 $    10.05       $    10.08       $    10.05       $    10.08
                                                 =============================================================

Total return(B)                                       3.77%(C)         2.60%(C)         3.99%(C)         2.70%(C)
                                                 =============================================================

Net assets at end of period (000s)               $      545       $      719       $    2,038       $    2,407
                                                 =============================================================

Ratio of net expenses to average net assets           1.00%(D)         1.00%(D)         0.75%(D)         0.75%(D)

Ratio of net investment income
     to average net assets                            2.45%(D)         1.82%(D)         2.59%(D)         1.89%(D)

Ratio of gross expenses to average net assets         1.07%(D)         0.47%(D)         0.82%(D)         0.44%(D)

Portfolio turnover rate                                 93%(D)           71%(D)           93%(D)           71%(D)

(A) Represents the period from commencement of operations (June 28, 2002) through December 31, 2002.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                                                    CLASS A                           CLASS C
                                                 SIX MONTHS          CLASS A       SIX MONTHS          CLASS C
                                                      ENDED           PERIOD            ENDED           PERIOD
                                                   JUNE 30,            ENDED         JUNE 30,            ENDED
                                                       2003     DECEMBER 31,             2003     DECEMBER 31,
DIAMOND HILL STRATEGIC INCOME FUND              (UNAUDITED)          2002(A)      (UNAUDITED)          2002(A)
                                                 =============================================================
Net asset value at beginning of period           $    10.28       $    10.00       $    10.28       $    10.00
                                                 -------------------------------------------------------------

Income from investment operations:
     Net investment income                             0.33             0.15             0.30             0.19
     Net realized and unrealized gains
          on investments                               1.00             0.30             0.99             0.30
                                                 -------------------------------------------------------------
Total from investment operations                       1.33             0.45             1.29             0.49
                                                 -------------------------------------------------------------

Less distributions
     Dividends from net investment income             (0.33)           (0.15)           (0.30)           (0.19)
     Distributions from net realized gains               --            (0.02)              --            (0.02)
                                                 -------------------------------------------------------------
Total distributions                                   (0.33)           (0.17)           (0.30)           (0.21)
                                                 -------------------------------------------------------------

Net asset value at end of period                 $    11.28       $    10.28       $    11.27       $    10.28
                                                 =============================================================

Total return(B)                                      13.10%(C)         4.49%(C)        12.66%(C)         4.85%(C)
                                                 =============================================================

Net assets at end of period (000s)               $    8,889       $    2,092       $    2,703       $       94
                                                 =============================================================

Ratio of net expenses to average net assets           1.19%(D)         1.20%(D)         1.93%(D)         1.95%(D)

Ratio of net investment income
     to average net assets                            6.00%(D)         1.76%(D)         5.43%(D)         2.64%(D)

Ratio of gross expenses to average net assets         1.22%(D)         0.32%(D)         1.96%(D)         1.94%(D)

Portfolio turnover rate                                 52%(D)           77%(D)           52%(D)           77%(D)

(A) Represents the period from commencement of operations (September 30, 2002) through December 31, 2002.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Page 40                      Diamond Hill Funds Semi-Annual Report June 30, 2003

                               DIAMOND HILL FUNDS
                          Notes to Financial Statements
                           June 30, 2003 (Unaudited)

ORGANIZATION

The Diamond Hill Focus Fund ("Focus Fund"), Diamond Hill Small Cap Fund ("Small Cap Fund"), Diamond Hill Large Cap Fund ("Large Cap Fund"), Diamond Hill Bank & Financial Fund ("Bank & Financial Fund"), Diamond Hill Short Term Fixed Income Fund ("Fixed Income Fund") and Diamond Hill Strategic Income Fund ("Strategic Income Fund") are each a series of the Diamond Hill Funds (the "Trust") (each a "Fund" and collectively the "Funds"). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. Each Fund is a diversified series of the trust.

Except for the Fixed Income Fund and the Strategic Income Fund, the Funds' investment objectives are to provide shareholders with long-term capital appreciation. The investment objective of the Fixed Income Fund is to provide total return consistent with current income and preservation of capital. The investment objective of the Strategic Income Fund is to provide current income. The Focus Fund pursues its objective by investing in common stocks that the Fund's investment adviser believes are undervalued. The Fund normally focuses its investments in a core of 20 to 30 companies. The Small Cap Fund pursues its objective by investing in common stocks that the Fund's investment adviser believes are undervalued. The Fund normally invests at least 80% of its net assets in small capitalization companies, defined as those companies with a market capitalization below $2 billion or those companies included in the Russell 2000 Index. The Large Cap Fund pursues its objective by investing in common stocks that the Fund's investment adviser believes are undervalued. The Fund normally invests at least 80% of its assets in large capitalization companies, defined as those companies with a market capitalization of $2 billion or greater or those companies included in the Russell 1000 Index. The Bank & Financial Fund pursues its objective by normally investing at least 80% of its assets in equity securities of banks, lending institutions, and financial services companies believed by the Fund's investment adviser to offer superior prospects for long-term growth. The Fixed Income Fund pursues its objective by primarily investing in short- and intermediate-term, investment grade debt securities. The Fund mainly invests in mortgage-backed and asset-backed debt securities with short to intermediate remaining maturities; short- and intermediate-term U.S. government and agency debt obligations; and investment grade corporate debt securities (or unrated debt securities which the Fund's investment adviser determines to be of comparable quality) with short to intermediate remaining maturities. The Strategic Income Fund pursues its objective by primarily investing in income-producing securities including investment-grade corporate bonds, preferred stocks of any market capitalization, non-investment grade corporate bonds, real estate investment trusts ("REITs"), convertible preferred income-producing securities, mortgage-backed securities, collateralized mortgage obligations (CMOs), asset-backed securities and U.S. Government and agency securities.

The Funds offer two classes of shares (Class A and Class C, except for the Fixed Income Fund which offers Class A and Class I shares). The Class A and Class C shares are subject to initial sales charges imposed at the time of purchase. Certain redemptions of Class C shares made within one year of purchase are subject to contingent deferred sales charges, in accordance with the Funds' prospectus. Class I shares are not subject to a sales load. Each class of shares for each Fund has identical rights and privilege except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Security valuation - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its highest bid price on such exchanges, or at the highest bid price in the over-the-counter market except when, in the investment adviser's opinion, the highest bid price does not accurately reflect the current value of the security. Securities for which market quotations are not readily available, or when the investment adviser determines the highest bid price does not accurately reflect the curent value, or when restricted securities are being valued, are valued as determined in good faith by the investment adviser, under the supervision of the Trust's Board. There were no instances where alternative valuation methods were considered necessary at year-end.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 41

                               DIAMOND HILL FUNDS
                   Notes to Financial Statements (Continued)
                           June 30, 2003 (Unaudited)

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the investment adviser believes such prices accurately reflect the fair value of the security.

Short-term investments in fixed-income securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined represents fair value.

Short sales - The Focus Fund and Bank & Financial Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale.

Repurchase agreements - In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Federal income taxes - Each Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders - The Funds will declare and pay, if any, all net investment income, net long-term and net short-term capital gains on an annual basis. Distributions to shareholders, which are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Security transactions - The Funds record security transactions on a trade date basis. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares without par value. Transactions in capital shares were as follows for the six months ended June 30, 2003:

                                                                            FOCUS FUND
                                                 ===============================================================
                                                           CLASS A                           CLASS C
                                                 =============================     =============================
                                                   SIX MONTHS                        SIX MONTHS
                                                        ENDED             YEAR            ENDED             YEAR
                                                     JUNE 30,            ENDED         JUNE 30,            ENDED
                                                         2003     DECEMBER 31,             2003     DECEMBER 31,
SHARES                                            (UNAUDITED)             2002      (UNAUDITED)             2002
                                                 -----------------------------     -----------------------------
Issued                                                256,571          682,380           51,901           74,757
Reinvested                                                 --               --               --               --
Redeemed                                             (292,300)        (507,244)         (25,744)         (51,882)
                                                 -----------------------------     -----------------------------
Net increase (decrease) in shares outstanding         (35,729)         175,136           26,157           22,875
Shares outstanding, beginning of period             1,204,771        1,029,635          230,187          207,312
                                                 -----------------------------     -----------------------------
Shares outstanding, end of period                   1,169,042        1,204,771          256,344          230,187
                                                 =============================     =============================

--------------------------------------------------------------------------------
Page 42                      Diamond Hill Funds Semi-Annual Report June 30, 2003

                               DIAMOND HILL FUNDS
                   Notes to Financial Statements (Continued)
                           June 30, 2003 (Unaudited)

                                                                         SMALL CAP FUND
                                                 ===============================================================
                                                           CLASS A                           CLASS C
                                                 =============================     =============================
                                                   SIX MONTHS                        SIX MONTHS
                                                        ENDED             YEAR            ENDED             YEAR
                                                     JUNE 30,            ENDED         JUNE 30,            ENDED
                                                         2003     DECEMBER 31,             2003     DECEMBER 31,
SHARES                                            (UNAUDITED)             2002      (UNAUDITED)             2002
                                                 -----------------------------     -----------------------------
Issued                                                 93,570          330,453           46,675          369,603
Reinvested                                                 --              879               --              631
Redeemed                                             (130,755)        (177,365)         (35,451)         (33,449)
                                                 -----------------------------     -----------------------------
Net increase (decrease) in shares outstanding         (37,185)         153,967           11,224          336,785
Shares outstanding, beginning of period               586,614          432,647          441,900          105,115
                                                 -----------------------------     -----------------------------
Shares outstanding, end of period                     549,429          586,614          453,124          441,900
                                                 =============================     =============================

                                                                         LARGE CAP FUND
                                                 ===============================================================
                                                           CLASS A                           CLASS C
                                                 =============================     =============================
                                                   SIX MONTHS                        SIX MONTHS
                                                        ENDED             YEAR            ENDED             YEAR
                                                     JUNE 30,            ENDED         JUNE 30,            ENDED
                                                         2003     DECEMBER 31,             2003     DECEMBER 31,
SHARES                                            (UNAUDITED)             2002      (UNAUDITED)             2002
                                                 -----------------------------     -----------------------------
Issued                                                149,623          241,284           41,628            8,280
Reinvested                                                  7            5,096               --              253
Redeemed                                              (85,877)        (103,365)         (23,112)          (1,334)
                                                 -----------------------------     -----------------------------
Net increase in shares outstanding                     63,753          143,015           18,516            7,199
Shares outstanding, beginning of period               419,469          276,454           33,235           26,036
                                                 -----------------------------     -----------------------------
Shares outstanding, end of period                     483,222          419,469           51,751           33,235
                                                 =============================     =============================

                                                                      BANK & FINANCIAL FUND
                                                 ===============================================================
                                                           CLASS A                           CLASS C
                                                 =============================     =============================
                                                   SIX MONTHS                        SIX MONTHS
                                                        ENDED             YEAR            ENDED             YEAR
                                                     JUNE 30,            ENDED         JUNE 30,            ENDED
                                                         2003     DECEMBER 31,             2003     DECEMBER 31,
SHARES                                            (UNAUDITED)             2002      (UNAUDITED)             2002
                                                 -----------------------------     -----------------------------
Issued                                                 88,969        1,064,199           13,142           49,497
Reinvested                                                 --           94,895               --            8,009
Redeemed                                             (241,669)      (1,354,052)          (2,118)          (7,480)
                                                 -----------------------------     -----------------------------
Net increase (decrease) in shares outstanding        (152,700)        (194,958)          11,024           50,026
Shares outstanding, beginning of period               732,406          927,364           59,076            9,050
                                                 -----------------------------     -----------------------------
Shares outstanding, end of period                     579,706          732,406           70,100           59,076
                                                 =============================     =============================

                                                                      FIXED INCOME FUND
                                                 ===============================================================
                                                           CLASS A                           CLASS I
                                                 =============================     =============================
                                                   SIX MONTHS                        SIX MONTHS
                                                        ENDED             YEAR            ENDED             YEAR
                                                     JUNE 30,            ENDED         JUNE 30,            ENDED
                                                         2003     DECEMBER 31,             2003     DECEMBER 31,
SHARES                                            (UNAUDITED)          2002(A)      (UNAUDITED)          2002(A)
                                                 -----------------------------     -----------------------------
Issued                                                 27,412          155,892           49,672          275,485
Reinvested                                                893              962            3,870            2,787
Redeemed                                              (45,429)         (85,526)         (89,698)         (39,414)
                                                 -----------------------------     -----------------------------
Net increase (decrease) in shares outstanding         (17,124)          71,328          (36,156)         238,858
Shares outstanding, beginning of period                71,328               --          238,858               --
                                                 -----------------------------     -----------------------------
Shares outstanding, end of period                      54,204           71,328          202,702          238,858
                                                 =============================     =============================

(A)  Represents the period from June 28, 2002 through December 31, 2002.

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 43

                               DIAMOND HILL FUNDS
                   Notes to Financial Statements (Continued)
                           June 30, 2003 (Unaudited)

                                                                      STRATEGIC INCOME FUND
                                                 =============================     =============================
                                                           CLASS A                           CLASS C
                                                 =============================     =============================
                                                   SIX MONTHS                        SIX MONTHS
                                                        ENDED             YEAR            ENDED             YEAR
                                                     JUNE 30,            ENDED         JUNE 30,            ENDED
                                                         2003     DECEMBER 31,             2003     DECEMBER 31,
SHARES                                            (UNAUDITED)          2002(A)      (UNAUDITED)          2002(A)
                                                 -----------------------------     -----------------------------
Issued                                                575,338          206,511          232,157            9,061
Reinvested                                             12,342            2,014            1,608               31
Redeemed                                               (2,860)          (5,051)          (3,078)              --
                                                 -----------------------------     -----------------------------
Net increase in shares outstanding                    584,820          203,474          230,687            9,092
Shares outstanding, beginning of period               203,474               --            9,092               --
                                                 -----------------------------     -----------------------------
Shares outstanding, end of period                     788,294          203,474          239,779            9,092
                                                 =============================     =============================

(A)  Represents the period from September 30, 2002 through December 31, 2002.

INVESTMENT TRANSACTIONS

For the period ended June 30, 2003, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

     --------------------------------------------------------------
                                      Purchases               Sales
     --------------------------------------------------------------
     Focus Fund                       1,649,249           1,962,409
     --------------------------------------------------------------
     Small Cap Fund                   3,470,765           3,291,079
     --------------------------------------------------------------
     Large Cap Fund                   1,750,329           1,022,321
     --------------------------------------------------------------
     Bank & Fianancial Fund           2,312,327           4,598,605
     --------------------------------------------------------------
     Fixed Income Fund                1,430,082             976,564
     --------------------------------------------------------------
     Strategic Income Fund           10,061,641           1,497,917
     --------------------------------------------------------------

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Focus Fund, Small Cap Fund, Large Cap Fund, Fixed Income Fund and Strategic Income Fund each receive investment management and advisory services from Diamond Hill Capital Management, Inc. ("DHCMI") under management agreements that provide for fees to be paid at an annual rate of 0.90%, 0.80%, 0.70%, 0.30%, and 0.50% of the Funds' average daily net assets, respectively. The Bank & Financial Fund receives investment management and advisory services from Diamond Hill Securities, Inc. ("DHSI") under a management agreement that provides for fees to be paid at an annual rate of 1.00% of the Fund's average daily net assets. Prior to July 2, 2001, the Focus Fund, Small Cap Fund and Bank & Financial Fund paid their respective adviser at an annual rate of 1.00% of the Funds' average daily net assets. After the initial two years, the advisory agreements are subject to an annual approval by the Board. In addition, each Fund has entered into an administrative services agreement whereby DHCMI is paid a fee at an annual rate of 0.45% of the Funds' average daily net assets. Prior to July 2, 2001, their respective investment adviser was paid at an annual rate of 0.50% of the Funds' average daily net assets. These administrative fees are used to pay most of the Funds' operating expenses except distribution, shareholder servicing, brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. For the period ended June 30, 2003, the investment advisers reimbursed $1,000 of trustee expenses on behalf of each of the Focus Fund, Small Cap Fund, Large Cap Fund, Bank & Financial Fund, Fixed Income Fund, and the Strategic Income Fund. For this same time period, the investment advisers paid all fees and expenses relating to non-interested person trustees, and will not seek reimbursement from the Funds.

DHSI is a wholly-owned subsidiary of DHCMI, which is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc. DHSI is a full service NASD Broker-Dealer and Registered Investment Adviser. For the period ended June 30, 2003, DHSI did not receive any commissions from brokerage fees on executions of purchases and sales of the Funds' portfolio investments.

Pursuant to rule 12b-1 of the 1940 Act, each Fund has adopted a distribution plan (together, the "Plans"). Under the Plans, Class A shares pay quarterly a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay quarterly a distribution and shareholder-servicing fee at an annual rate of 0.75% and 0.25%, respectively, of

--------------------------------------------------------------------------------
Page 44                      Diamond Hill Funds Semi-Annual Report June 30, 2003

                               DIAMOND HILL FUNDS
                   Notes to Financial Statements (Continued)
                           June 30, 2003 (Unaudited)

Class C average daily net assets. Class I shares are not subject to any distribution or shareholder-servicing fees. These fees, which totaled $90,468 for the period ended June 30, 2003, compensate DHSI (the "Distributor") for the services it provides and for expenses borne by the Distributor under the Plans.

For the period ended June 30, 2003, the Distributor received $6,816 in sales commissions from the sales of the Funds' Class A shares. The Distributor also received $3,602 of contingent deferred sales charges relating to redemptions of Class C shares.

DHCMI has an agreement with Integrated Fund Services, Inc. "IFS" to provide sub-transfer agent, sub-fund accounting, and sub-administrative services for the Funds. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Trust and its Funds (other than rendering investment advice), maintenance of records, preparation of reports, supervision of the Trust's arrangement with the custodian and assistance in the preparation of the Trust's registration statement under federal and state laws. Integrated Fund Services, Inc. is paid directly by DHCMI under terms of the sub-administrative services agreements.

FEDERAL TAX INFORMATION (UNAUDITED)

The U.S. Federal income tax basis of the Funds' investments may differ from cost for financial reporting purposes. These differences are due to losses recognized for financial reporting purposes in excess of U.S. Federal income tax reporting. As of December 31, 2002, the aggregate total cost of investments for U.S. Federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) were as follows:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                         FOCUS FUND            SMALL CAP FUND
                                    --------------------------------------------
                                        2002        2001        2002        2001
Distributions paid from:
     Ordinary income                      --          --      18,475     123,385
     Long-term capital gains              --     184,463          --          --
                                    --------------------------------------------
Total distributions                       --     184,463      18,475     123,385
                                    ============================================


                                         LARGE CAP FUND   BANK & FINCANCIAL FUND
                                    --------------------------------------------
                                        2002        2001        2002        2001
Distributions paid from:
     Ordinary income                  44,299       2,474      23,321          --
     Long-term capital gains              --          --   1,518,162          --
                                    --------------------------------------------
Total distributions                   44,299       2,474   1,541,483          --
                                    ============================================


                                       FIXED INCOME FUND   STRATEGIC INCOME FUND
                                    --------------------------------------------
                                        2002                    2002
Distributions paid from:
     Ordinary income                  51,622                  28,379
     Long-term  gains                     --                      --
                                    --------------------------------------------
Total distributions                   51,622                  28,379
                                    ============================================

--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 45

                               DIAMOND HILL FUNDS
                   Notes to Financial Statements (Continued)
                           June 30, 2003 (Unaudited)

The following information is computed on a tax basis for each item as of December 31, 2002:

                                                     FOCUS            SMALL            LARGE
                                                      FUND         CAP FUND         CAP FUND
                                              ==============================================
Federal tax cost                                13,524,560       12,813,304        3,640,601
Undistributed ordinary income                           --           98,798            1,169
Undistributed long-term gains                           --                1               --
Gross unrealized appreciation                    1,326,520          988,967          203,830
Gross unrealized depreciation                   (1,857,025)      (1,945,647)        (199,765)
                                              ----------------------------------------------
Net unrealized appreciation (depreciation)        (530,505)        (956,680)           4,065
Post-October losses                               (297,919)              --          (37,232)
Capital loss carryforwards                        (154,656)              --         (418,960)
Other temporary differences                             --               --           (1,169)
                                              ----------------------------------------------
Total accumulated earnings (deficit)              (983,080)        (857,881)        (452,127)
                                              ==============================================

                                                    BANK &            FIXED        STRATEGIC
                                                 FINANCIAL           INCOME           INCOME
                                                      FUND             FUND             FUND
                                              ==============================================
Federal tax cost                                 9,997,241        3,078,251        2,175,531
Undistributed ordinary income                        8,369              174            6,323
Undistributed long-term gains                      125,027               --               --
Gross unrealized appreciation                           --           28,288           53,696
Gross unrealized depreciation                           --           (5,212)          (7,342)
                                              ----------------------------------------------
Net unrealized appreciation (depreciation)              --           23,076           46,354
Post-October losses                                     --           (2,933)              --
Capital loss carryforwards                              --           (2,710)              --
Other temporary differences                         (2,895)            (174)          (3,851)
                                              ----------------------------------------------
Total accumulated earnings (deficit)               130,501           17,433           48,826
                                              ==============================================

--------------------------------------------------------------------------------
Page 46                      Diamond Hill Funds Semi-Annual Report June 30, 2003

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Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 47

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

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--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2003                      Page 49

                                                    ^
                                                    Diamond Hill Funds
                                                    ------------------

                                            375 North Front Street, Suite 300
                                                   Columbus, Ohio 43215
                                                       614.255.3333
                                                   www.diamond-hill.com

                                                   INVESTMENT ADVISERS:
                                          Diamond Hill Capital Management, Inc.
                                              Diamond Hill Securities, Inc.

                                                       DISTRIBUTOR
                                              Diamond Hill Securities, Inc.

                                                      FOR ADDITIONAL
                                                    INFORMATION CALL:
                                                 Integrated Fund Services
                                                       888.226.5595

This report must be preceded or accompanied by the Fund's prospectus, which contains facts concerning its objectives and policies, management fees, expenses and other information. The Statement of Additional Information (SAI) includes supplementary information about the Fund's trustees and is available, without charge, upon request by calling (614)255-3333.

ITEM 2.   CODE OF ETHICS.  Not applicable to Semiannual Reports.

ITEM 3.   AUDIT  COMMITTEE   FINANCIAL  EXPERT.  Not  applicable  to  Semiannual
          Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to Semiannual Reports.

ITEMS 5-6.RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8.   RESERVED

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)    Not applicable.
(a)(2) Certifications required by Item 10(b) of Form N-CSR are filed herewith.
(b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird
-----------------------------
James F. Laird
President

Date:  September 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird
-----------------------------
James F. Laird
President

Date:  September 8, 2003

By (Signature and Title)

/s/ James F. Laird
-----------------------------
James F. Laird
Treasurer Chief Financial Officer

Date:  September 8, 2003